UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07917

                                                                                  Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

                                                                         Santa Monica, CA  90401-1085

(Address of principal executive offices) (Zip code)

Lawrence E. Davanzo, President

1299 Ocean Avenue, Suite 700

                                                                         Santa Monica, CA  90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Shares		Value	Shares		Value

COMMON STOCK — 99.3%
			Consumer Discretionary (continued)
Consumer Discretionary — 9.5%			624	Regis Corp.	$19,912
8,117	American Eagle Outfitters, Inc.	$213,558	13	Ruby Tuesday, Inc.	238
1,708	American Greetings Corp., Class A	45,091	7,469	Sherwin-Williams Co. (The)	490,788
3,951	Autozone, Inc.†	458,869	510	Sotheby’s	24,373
638	Barnes & Noble, Inc.	22,496	35,700	Starwood Hotels & Resorts Worldwide, Inc.	2,168,775
22,533	Best Buy Co., Inc.	1,036,969	37,500	Target Corp.	2,383,875
8,480	Big Lots, Inc.†(a)	253,043	42	Thor Industries, Inc.	1,890
5,142	Black & Decker Corp.	428,329	199,848	TJX Cos., Inc.	5,809,582
897	Bob Evans Farms, Inc.	27,071	4,867	Tribune Co.	132,966
3,167	BorgWarner, Inc.	289,876	46,827	Viacom, Inc., Class B†	1,824,848
3,151	Brinker International, Inc.	86,463	70,601	Walt Disney Co. (The)	2,427,968
4,521	Brunswick Corp.	103,350	7,278	Wendy’s International, Inc.	254,075
1,765	Career Education Corp.†	49,402	36,265	Whirlpool Corp.(a)	3,231,212
585	CBRL Group, Inc.	23,868	430	Wiley (John) & Sons, Inc., Class A	19,320

25,939	CBS Corp., Class B	817,079			49,973,904

6,668	Centex Corp.	177,169
2,886	Clear Channel Communications, Inc.	108,052
187,950	Comcast Corp., Special Class A†	4,503,282	Consumer Staples — 5.9%
57,014	DIRECTV Group, Inc. (The)†	1,384,300	1,511	Alberto-Culver Co.	37,458
6,436	Dollar Tree Stores, Inc.†	260,915	35,881	Altria Group, Inc.	2,494,806
1,265	Dow Jones & Co., Inc.	75,520	1,672	Clorox Co.	101,975
5,211	DR Horton, Inc.	66,753	6,689	Coca-Cola Co. (The)	384,417
8,760	Eastman Kodak Co.(a)	234,418	23,344	Coca-Cola Enterprises, Inc.	565,392
15,257	Expedia, Inc.†	486,393	22,900	Colgate-Palmolive Co.	1,633,228
7,151	Family Dollar Stores, Inc.	189,931	4,709	ConAgra Foods, Inc.	123,046
1,792	GameStop Corp., Class A†	100,979	5,206	Dean Foods Co.	133,170
5,281	Gannett Co., Inc.	230,780	1,025	Energizer Holdings, Inc.†	113,621
26,463	Gap, Inc. (The)	487,978	1,810	Estee Lauder Cos., Inc.(The), Class A	76,853
565	Harman International Industries, Inc.	48,884	26,241	General Mills, Inc.	1,522,240
2,932	Harrah’s Entertainment, Inc.	254,879	1,832	J.M. Smucker Co. (The)	97,865
12,472	Hasbro, Inc.	347,719	13,144	Kimberly-Clark Corp.	923,497
7,594	Hilton Hotels Corp.	353,045	49,075	Kraft Foods, Inc., Class A	1,693,578
135,192	Home Depot, Inc.	4,385,628	5,635	Kroger Co. (The)	160,710
16,794	IAC/InterActiveCorp.†	498,278	756	Molson Coors Brewing Co., Class B	75,351
4,607	Johnson Controls, Inc.	544,133	8,598	Pepsi Bottling Group, Inc.	319,588
5,736	KB Home	143,744	35,990	PepsiCo, Inc.	2,636,627
55,700	Kohl’s Corp.†	3,193,281	103,211	Procter & Gamble Co.	7,259,862
2,965	Leggett & Platt, Inc.	56,809	9,431	Safeway, Inc.	312,260
10,862	Lennar Corp., Class A	246,024	93,525	Sara Lee Corp.	1,560,932
8,334	Lowe’s Cos., Inc.	233,519	14,268	Tyson Foods, Inc., Class A	254,684
22,987	Macy’s, Inc.	742,940	155,290	Wal-Mart Stores, Inc.	6,778,408
30,625	Magna International, Inc., Class A	2,949,494	25,500	Wm. Wrigley Jr. Co.	1,637,865

11,983	Mattel, Inc.	281,121			30,897,433

5,900	McDonald’s Corp.	321,373
16,466	McGraw-Hill Cos., Inc. (The)	838,284	Energy — 8.0%
24	MDC Holdings, Inc.	983	53,700	Baker Hughes, Inc.	4,852,869
1,403	Mohawk Industries, Inc.†	114,064	40,850	BP PLC ADR	2,832,948
17,006	Newell Rubbermaid, Inc.	490,113	2,182	Cameron International Corp.†	201,377
17,537	Nike, Inc., Class B	1,028,720	11,526	Chesapeake Energy Corp.	406,407
233	NVR, Inc.†(a)	109,568	31,167	Chevron Corp.	2,916,608
25,617	Omnicom Group, Inc.	1,231,922	2,872	Cimarex Energy Co.	106,982
326	Phillips-Van Heusen	17,108	41,080	ConocoPhillips	3,605,592
4,772	Polo Ralph Lauren Corp.	371,023	11,657	Devon Energy Corp.	969,862
10,624	RadioShack Corp.(a)	219,492	11,655	ENSCO International, Inc.	653,846
			89,354	Exxon Mobil Corp.	8,270,606

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Energy (continued)			Financials (continued)
2,834	Frontier Oil Corp.	$118,008	5,966	HCC Insurance Holdings, Inc.(a)	$170,866
1,095	Grant Prideco, Inc.†	59,699	215	Horace Mann Educators Corp.	4,238
53,761	Halliburton Co.	2,064,422	764	Huntington Bancshares, Inc.	12,973
2,355	Helmerich & Payne, Inc.	77,315	6,911	Janus Capital Group, Inc.	195,443
16,759	Marathon Oil Corp.	955,598	571	Jones Lang LaSalle, Inc.	58,676
3,049	Nabors Industries, Ltd.†	93,818	66,843	JPMorgan Chase & Co.	3,062,746
11,360	National Oilwell Varco, Inc.†	1,641,520	38,050	Legg Mason, Inc.	3,207,234
7,523	Noble Energy, Inc.	526,911	40,704	Lehman Brothers Holdings, Inc.(a)	2,512,658
24,686	Occidental Petroleum Corp.	1,581,879	18,247	Lincoln National Corp.	1,203,755
63	Overseas Shipholding Group, Inc.	4,840	27,891	Merrill Lynch & Co., Inc.	1,988,070
8,830	Patterson-UTI Energy, Inc.	199,293	52,654	MetLife, Inc.	3,671,564
12,500	Petro-Canada	717,375	22,800	MF Global, Ltd.†	661,200
863	Pogo Producing Co.	45,834	48,700	Moody’s Corp.(a)	2,454,480
5,042	Pride International, Inc.†	184,285	71,854	Morgan Stanley(a)	4,526,802
56,273	Schlumberger, Ltd.	5,908,665	16,969	National City Corp.	425,752
1,175	Sunoco, Inc.	83,167	9,024	Northern Trust Corp.	598,020
3,223	Tidewater, Inc.	202,533	27,100	NYSE Euronext	2,145,507
10,439	Transocean, Inc.†	1,180,129	9,998	Old Republic International Corp.	187,363
27,736	Valero Energy Corp	1,863,304	18,824	Principal Financial Group, Inc.	1,187,606

		42,325,692	18,639	Prudential Financial, Inc.	1,818,794

Financials — 25.6%			2,502	SLM Corp.	124,274
25,480	ACE, Ltd.	1,543,324	3,981	Synergy Financial Group, Inc.	60,352
19,160	Aflac, Inc.	1,092,886	73,925	Torchmark Corp.	4,607,006
147,354	Allstate Corp. (The)	8,427,176	23,350	Travelers Cos., Inc. (The)	1,175,439
19,584	American Express Co.	1,162,702	2,050	UNUM Group	50,163
1,718	American Financial Group, Inc.	48,946	9,526	W.R. Berkley Corp.	282,255
19,884	American International Group, Inc.	1,345,153	2,795	Wachovia Corp.(a)	140,169
18,419	Ameriprise Financial, Inc.	1,162,423	82,375	Washington Mutual, Inc.	2,908,661
22,980	AON Corp.(a)	1,029,734	46,701	Wells Fargo & Co.	1,663,490
743	Arthur J. Gallagher & Co.	21,525	97,089	XL Capital, Ltd., Class A	7,689,449
7,736	Assurant, Inc.	413,876			134,588,963
142,734	Bank of America Corp.	7,175,238	Health Care — 13.6%
47,173	Bank of New York Mellon Corp. (The)	2,082,216	73,800	Abbott Laboratories	3,957,156
93,400	Blackstone Group LP (The)†(a)	2,342,472	1,184	Advanced Medical Optics, Inc.†	36,219
81,332	Capital One Financial Corp.	5,402,884	35,988	Aetna, Inc.	1,953,069
66,577	Charles Schwab Corp. (The)	1,438,063	24,850	Alcon, Inc.	3,576,412
2,461	Chubb Corp.	132,008	98,900	AmerisourceBergen Corp.	4,483,136
244,560	Citigroup, Inc.	11,413,615	65,825	Amgen, Inc.†	3,723,720
727	City National Corp.	50,534	108	Bausch & Lomb, Inc.	6,912
9,770	CME Group, Inc.	5,738,410	21,131	Baxter International, Inc.	1,189,253
50,525	Comerica, Inc.	2,590,922	2,771	Biogen Idec, Inc.†	183,800
106,350	Countrywide Financial Corp.	2,021,714	110,250	Bristol-Myers Squibb Co.	3,177,405
53,267	Discover Financial Services†	1,107,954	11,580	Cardinal Health, Inc.	724,097
1,957	Edwards (A.G.), Inc.	166,169	38,000	Celgene Corp.†	2,709,780
89,200	Fannie Mae	5,424,252	1,016	Cephalon, Inc.†	74,229
137,151	Fidelity National Financial, Inc., Class		7,790	Cigna Corp.	415,129
	A	2,397,399	12,246	Coventry Health Care, Inc.†	761,824
1,468	First American Corp.	53,758	45,847	Covidien, Ltd.†	1,902,650
40,011	Franklin Resources, Inc.	5,101,403	2,237	Dentsply International, Inc.	93,149
123,325	Freddie Mac	7,277,408	3,597	Edwards Lifesciences Corp.†(a)	177,368
20,544	Genworth Financial, Inc., Class A	631,317	10,408	Endo Pharmaceuticals Holdings, Inc.†	322,752
25,891	Goldman Sachs Group, Inc. (The)	5,611,615	11,519	Forest Laboratories, Inc.†	429,543
14,985	Hartford Financial Services Group,		43,350	Genentech, Inc.†	3,382,167
	Inc.	1,386,862

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Health Care (continued)			Industrials (continued)
105,700	Gilead Sciences, Inc.†	$4,319,959	2,754	Robert Half International, Inc.	$82,234
4,765	Health Net, Inc.†	257,548	6,404	Rockwell Automation, Inc.	445,142
602	Henry Schein, Inc.†	36,626	2,893	Ryder System, Inc.	141,757
13,112	Humana, Inc.†	916,266	21,640	Southwest Airlines Co .	320,272
3,172	Invitrogen Corp.†	259,247	68,000	Spirit Aerosystems Holdings, Inc.,
114,557	Johnson & Johnson	7,526,395		Class A†	2,647,920
19,040	King Pharmaceuticals, Inc.†	223,149	2,219	Teleflex, Inc.	172,904
24,630	McKesson Corp.	1,447,998	2,460	Thomas & Betts Corp.†	144,254
37,981	Medco Health Solutions, Inc.†	3,433,103	58,074	Tyco International, Ltd.	2,575,001
17,499	Medtronic, Inc.	987,119	1,980	Union Pacific Corp.	223,859
30,289	Merck & Co., Inc.	1,565,638	372	United Rentals, Inc.†	11,967
4	Par Pharmaceutical Cos., Inc.†	74	18,300	United Technologies Corp.	1,472,784
376,387	Pfizer, Inc.(a)	9,195,134	8,326	Waste Management, Inc.	314,223
5,629	PharMerica Corp.†	83,985	54	YRC Worldwide, Inc.†(a)	1,475
8,709	Schering-Plough Corp.	275,466			52,518,223
17,500	Teva Pharmaceutical Industries, Ltd.		Information Technology — 19.9%
	ADR	778,225	75	Acxiom Corp.	1,484
44,579	UnitedHealth Group, Inc.	2,158,961	58,950	Adobe Systems, Inc.†	2,573,757
8,538	Watson Pharmaceuticals, Inc.†	276,631	84,813	Affiliated Computer Services, Inc.,
1,944	WellCare Health Plans, Inc.†	204,956		Class A†	4,261,005
57,659	WellPoint, Inc.†	4,550,448	3,576	Agilent Technologies, Inc.†	131,883
		71,776,698	605,391	Alcatel-Lucent ADR (a)	6,162,880
Industrials — 10.0%			9,045	Analog Devices, Inc.	327,067
42,300	ABB, Ltd. ADR	1,109,529	76,607	Apple, Inc.†	11,762,239
5,174	AGCO Corp.†	262,684	87,894	Applied Materials, Inc.	1,819,406
10,033	Allied Waste Industries, Inc.†(a)	127,921	3,743	Arrow Electronics, Inc.†	159,152
2,759	Avis Budget Group, Inc.†	63,154	1,361	Atmel Corp.†	7,023
76,317	Boeing Co.	8,012,521	2,429	Autodesk, Inc.†	121,377
27,339	Caterpillar, Inc.	2,144,198	4,214	Avaya, Inc.†	71,469
4,585	ChoicePoint, Inc.†	173,863	7,494	Avnet, Inc.†	298,711
1,257	Con-way, Inc.	57,822	13,938	BMC Software, Inc.†	435,284
16,636	CSX Corp.	710,856	94,750	Broadcom Corp., Class A†	3,452,690
3,768	Cummins, Inc.	481,890	189,925	CA, Inc.	4,884,871
25,500	Deere & Co.	3,784,710	284,179	Cisco Systems, Inc.†	9,409,166
2,275	Dun & Bradstreet Corp.	224,338	14,441	Computer Sciences Corp.†	807,252
28,200	Emerson Electric Co.	1,500,804	15,266	Compuware Corp.†	122,433
8,352	FedEx Corp.	874,872	10,664	Convergys Corp.†	185,127
25,281	Fluor Corp.	3,639,958	502	CSG Systems International, Inc.†	10,667
125,932	General Electric Co.	5,213,585	1,512	DST Systems, Inc.†	129,745
538	HNI Corp.(a).	19,368	18,486	eBay, Inc.†(a)	721,324
110,340	Honeywell International, Inc.	6,561,920	40,063	Electronic Data Systems Corp.	874,976
3,631	ITT Corp.	246,654	92,449	EMC Corp.†	1,922,939
829	Joy Global, Inc.	42,163	70	Fiserv, Inc.†	3,560
3,778	KBR, Inc.†	146,473	19,609	Google, Inc., Class A†	11,123,597
2,626	L-3 Communications Holdings, Inc.(a)	268,220	176,504	Hewlett-Packard Co.	8,788,135
19,543	Lockheed Martin Corp.	2,120,220	170,588	Intel Corp.	4,411,406
339	Manpower, Inc.	21,815	32,168	International Business Machines
21,235	Masco Corp.	492,015		Corp.	3,789,390
15	Navigant Consulting, Inc.†	190	2,049	Intuit, Inc.†	62,085
7,439	Norfolk Southern Corp.	386,158	21,546	Juniper Networks, Inc.†	788,799
45,409	Northrop Grumman Corp.	3,541,902	7,452	Lam Research Corp.†	396,894
1,598	Paccar, Inc.	136,229	7,395	Lexmark International, Inc., Class
3,227	Quanta Services, Inc.†	85,354		A†(a)	307,114
23,708	Raytheon Co.	1,513,045	937	MEMC Electronic Materials, Inc.†	55,152
			112	Micrel, Inc.	1,210

See Notes to Schedules of Investments.

Shares		Value	Shares			Value

Information Technology (continued)			Telecommunication Services (continued)
7,285	Micron Technology, Inc.†	$80,864	5,110	CenturyTel, Inc.		$236,184
310,924	Microsoft Corp.	9,159,822	2,182	Cincinnati Bell, Inc.†		10,779
14,194	Motorola, Inc.	263,015	10,381	Citizens Communications Co.(a)		148,656
16,428	National Semiconductor Corp.	445,527	4,597	EMBARQ Corp.		255,593
28,848	Network Appliance, Inc.†	776,300	29,275	Qwest Communications International,
27,179	Novell, Inc.†	207,648		Inc.†		268,159
9,834	Novellus Systems, Inc.†	268,075	70,816	Sprint Nextel Corp.		1,345,504
81,015	NVIDIA Corp.†	2,935,984	7,165	Telephone & Data Systems, Inc.		478,264
71,550	Oracle Corp.†	1,549,058	76,619	Verizon Communications, Inc.		3,392,690
1,405	QLogic Corp.†	18,897				11,054,716
66,700	QUALCOMM, Inc.	2,818,742
11,200	Research In Motion, Ltd.†	1,103,760	Utilities — 2.1%
2,233	SanDisk Corp.†	123,038	52,141	AES Corp. (The)†		1,044,906
2,648	Sybase, Inc.†	61,248	1,420	AGL Resources, Inc.		56,260
70,619	Symantec Corp.† .	1,368,596	25,455	Edison International		1,411,480
9,026	Synopsys, Inc.†	244,424	6,467	Entergy Corp.		700,311
4,011	Tellabs, Inc.†	38,185	8,346	NiSource, Inc.		159,743
14,816	Teradyne, Inc.†	204,461	5,255	ONEOK, Inc.		249,087
48,960	Tyco Electronics, Ltd	1,734,653	10,201	Public Service Enterprise Group, Inc.		897,586
41	Valueclick, Inc.†	921	61,281	Sempra Energy		3,561,652
12,517	Western Digital Corp.†	316,930	7,179	TXU Corp.		491,546
46,501	Xerox Corp.†	806,327	53,100	Wisconsin Energy Corp.		2,391,093
		104,907,744				10,963,664
Materials — 2.6%			Total Common Stock (Cost $466,877,983)			522,806,028
10,750	Abitibi-Consolidated, Inc.†	18,813
29,600	Air Products & Chemicals, Inc.	2,893,696		Maturity
3,144	Albemarle Corp.	138,965		Date	Par
4,652	Ashland, Inc.	280,097	U.S. TREASURY OBLIGATIONS — 0.1%
985	Ball Corp.	52,944	U.S. Treasury Bills
1,614	Bemis Co., Inc.	46,983	3.74%(b)	01/10/08	$200,000	197,886
2,582	Cabot Corp.	91,738	4.75%(b)(c)	10/18/07	130,000	129,766
152	Carpenter Technology Corp.	19,761	Total U.S. Treasury Obligations
1,191	Chemtura Corp.	10,588	(Cost $327,595)			327,652
11,288	Dow Chemical Co. (The)	486,061
21,053	Freeport-McMoRan Copper &
	Gold, Inc.	2,208,249	Shares
3,909	Lubrizol Corp.	254,320	MONEY MARKET FUND — 4.0%
8,985	Lyondell Chemical Co.	416,455	20,965,207	PNC Institutional Money Market Trust
56,250	Monsanto Co.	4,822,875		5.40%
9,182	Nucor Corp.	546,053		(Cost $20,965,207)(d)		20,965,207
967	Packaging Corp. of America.	28,111
10,218	Pactiv Corp.†	292,848	Total Investments — 103.4%
2,454	Sonoco Products Co.	74,062	(Cost $488,170,785)			544,098,887
1,568	Steel Dynamics, Inc.	73,226	Other Assets & Liabilities, Net — (3.4)%			(17,769,077)
2,801	Temple-Inland, Inc.	147,417	NET ASSETS — 100.0%			$526,329,810
7,041	United States Steel Corp.	745,923
2,072	Weyerhaeuser Co.	149,806	FUTURES CONTRACTS - LONG POSITIONS
		13,798,991
Telecommunication Services — 2.1%			Number
5,928	Alltel Corp.	413,063	of			Unrealized
29,300	America Movil SAB de CV		Contracts			Appreciation
	ADR, Series L	1,875,200	2	CME E-Mini S&P 500, Expires
62,175	AT&T, Inc.	2,630,624		December 2007		$1,828

See Notes to Schedules of Investments.

ADR - American Depository Receipt.	(c) Security held at broker as collateral for open futures contracts.
† Non-income producing security. (a) All or a portion of this security is on loan.	(d) Investment purchased with proceeds from collateral received from securities on loan.
(b) Represents annualized yield at date of purchase.

See Notes to Schedules of Investments.

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS —
100.2%

5,699,565	Wilshire Variable Insurance Trust Equity Fund*	$154,116,240
7,909,318	Wilshire Variable Insurance Trust Income Fund*	100,131,970

Total Investments in Underlying Funds (Cost $208,185,383)		254,248,210

Other Assets & Liabilities, Net — (0.2)%		(416,141)

NET ASSETS — 100.0%		$253,832,069

*	Affiliated fund.

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

ASSET BACKED SECURITIES — 6.4%				Banc of America Mortgage Securities
Amortizing Residential Collateral Trust				6.08%(a)	02/25/34	$49,242	$49,950
5.41%(a)	01/01/32	$ 42,647	$40,517	Bear Stearns Adjustable Rate Mortgage
Bayview Financial Acquisition Trust				Trust
5.58%(a)	02/28/44	138,080	136,764	5.29%(a)	11/25/34	157,541	159,517
Conseco Finance Securitizations Corp.				6.26%(a)	02/25/34	136,457	137,946
8.50%(a)	03/01/33	464,911	82,475	Citigroup Mortgage Loan Trust, Inc.
Countrywide Home Equity Loan Trust				5.79%(a)	09/25/34	137,323	137,757
5.92%(a)	05/15/36	597,168	587,335	6.20%(a)	02/25/34	184,021	183,467
Delta Funding Home Equity Loan Trust				Countrywide Alternative Loan Trust
7.04%	06/25/27	15,833	15,780	5.44%(a)	10/25/35	175,120	165,197
Green Tree Financial Corp.				5.71%(a)	03/20/46	1,150,537	1,125,046
9.15%	01/15/18	33,487	27,168	6.83%(a)	09/25/34	177,407	178,176
Green Tree Home Improvement Loan				First Horizon Asset Securities, Inc.
Trust				4.45%(a)	02/25/35	971,942	995,688
7.60%	07/15/20	8,830	7,217	GE Capital Commercial Mortgage Corp.
Green Tree Recreational Equipment &				5.54%	12/10/49	70,000	69,559
Consumer Trust				Harborview Mortgage Loan Trust
7.25%	03/15/29	51,575	43,658	5.65%(a)	03/19/38	1,208,964	1,178,782
Lehman XS Trust				5.72%(a)	05/19/35	194,545	190,502
5.39%(a)	02/25/46	355,720	347,597	Homebanc Mortgage Trust
Morgan Stanley Mortgage Loan Trust				5.43%(a)	05/25/37	244,567	237,773
5.28%(a)	03/25/36	267,128	251,134	Impac CMB Trust
MSDWCC Heloc Trust				5.40%(a)	05/25/35	190,910	189,709
5.32%(a)	07/25/17	25,484	25,010	Indymac Index Mortgage Loan Trust
SACO I, Inc.				5.10%(a)	09/25/35	98,062	96,521
5.26%(a)	06/25/36	328,544	292,155	5.25%(a)	07/25/36	489,492	479,370
5.30%(a)	03/25/36	262,664	246,798	5.33%(a)	03/25/35	314,955	313,542
5.41%(a)	09/25/35	112,614	111,234	5.33%(a)	06/25/47	431,776	414,206
Salomon Brothers Mortgage Securities				5.39%(a)	06/25/35	833,900	814,507
VII				6.29%(a)	09/25/37	170,000	171,154
5.43%(a)	03/25/32	83,852	83,250	JPMorgan Chase Commercial Mortgage
Securitized Asset Backed Receivables				Securities Corp.
LLC Trust				5.42%	01/15/49	110,000	108,384
5.36%(a)	02/25/37	1,222,721	1,201,585	5.43%	12/12/43	450,000	445,744
SG Mortgage Securities Trust				5.47%(a)	01/12/43	100,000	99,279
5.37%(a)	12/25/36	1,185,661	1,148,425	LB-UBS Commercial Mortgage Trust
WAMU Asset-Backed Certificates				4.95%	09/15/30	500,000	483,489
5.22%(a)	05/25/47	1,146,612	1,137,851	Luminent Mortgage Trust
5.30%(a)	05/25/47	1,300,000	1,277,554	5.32%(a)	05/25/46	377,859	367,609
5.42%(a)	05/25/47	1,300,000	1,226,826	Master Adjustable Rate Mortgages Trust

Total Asset Backed Securities				5.25%(a)	12/25/34	51,095	51,717
(Cost $8,522,282)			8,290,333	5.33%(a)	05/25/47	1,082,225	1,050,951

COLLATERALIZED MORTGAGE				5.78%(a)	12/25/46	346,614	340,445
OBLIGATIONS — 15.1%				Morgan Stanley Capital I
American Home Mortgage Assets				4.99%	08/13/42	240,000	232,523
5.36%(a)	05/25/46	308,674	303,365	5.69%(a)	04/15/49	1,200,000	1,202,129
Asset Securitization Corp.				Morgan Stanley Mortgage Loan Trust
7.05%(a)	02/14/43	100,000	107,394	5.20%(a)	07/25/35	279,018	283,293
Banc of America Commercial Mortgage,				6.13%(a)	08/25/34	209,018	208,459
Inc.				Prime Mortgage Trust
5.84%(a)	06/10/49	60,000	60,303	8.00%	07/25/34	279,743	289,443
Banc of America Funding Corp.				Residential Accredit Loans, Inc.
5.21%(a)	09/20/35	2,240,627	2,234,973	5.22%(a)	10/25/46	468,051	464,937

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

Residential Asset Securitization Trust				Consumer Discretionary (continued)
4.75%	02/25/19	$932,046	$899,133	Ford Motor Co.
Structured Adjustable Rate Mortgage				7.45%	07/16/31	$200,000	$157,000
Loan Trust				Ford Motor Co., Cnv.
5.13%(a)	11/25/34	179,308	182,028	4.25%(b)	12/15/36	20,000	23,375
5.20%(a)	01/25/35	197,497	197,185	General Motors Corp.
Thornburg Mortgage Securities Trust				8.25%	07/15/23	70,000	61,250
6.23%(a)	09/25/37	477,317	472,582	8.38%	07/05/33	30,000	37,217
6.24%(a)	09/25/37	526,730	526,804	Hertz Corp.
WAMU Mortgage Pass-Through				8.88%	01/01/14	35,000	36,050
Certificates				10.50%	01/01/16	15,000	16,200
4.83%(a)	10/25/35	506,395	501,128	Idearc, Inc.
5.36%(a)	04/25/45	184,356	180,921	8.00%	11/15/16	95,000	94,763
Washington Mutual MSC Mortgage				Inn of the Mountain Gods Resort &
Pass-Through Certificates				Casino
6.45%(a)	01/25/35	103,888	103,243	12.00%	11/15/10	10,000	10,550
Wells Fargo Mortgage Backed Securities				J.C. Penney Corp., Inc.
Trust				7.40%	04/01/37	10,000	10,548
3.54%(a)	09/25/34	470,000	459,664	Lamar Media Corp.
5.24%(a)	04/25/36	143,800	142,806	7.25%	01/01/13	25,000	25,125
Zuni Mortgage Loan Trust				MGM Mirage, Inc.
5.26%(a)	08/25/36	197,293	195,782	6.75%	09/01/12	10,000	9,838
Total Collateralized Mortgage				7.63%	01/15/17	70,000	69,300
Obligations				8.50%	09/15/10	50,000	52,250
(Cost $19,603,869)			19,484,082	Mohegan Tribal Gaming Authority
CORPORATE BONDS — 17.9%				8.00%	04/01/12	5,000	5,100
Consumer Discretionary — 2.2%				Oxford Industries, Inc.
Boyd Gaming Corp.				8.88%	06/01/11	10,000	10,100
6.75%	04/15/14	10,000	9,800	Service Corp. International
7.13%	02/01/16	10,000	9,675	6.75%	04/01/16	30,000	29,062
Caesars Entertainment, Inc.				7.50%	04/01/27	30,000	28,050
8.13%	05/15/11	12,000	12,240	Station Casinos, Inc.
CCH I Holdings LLC				6.00%	04/01/12	20,000	19,000
11.00%	10/01/15	50,000	50,625	7.75%	08/15/16	70,000	69,300
Clear Channel Communications, Inc.				Suburban Propane Partners LP
4.25%	05/15/09	50,000	47,659	6.88%	12/15/13	30,000	29,250
4.90%	05/15/15	10,000	7,532	Time Warner, Inc.
5.50%	09/15/14	80,000	62,813	6.50%	11/15/36	130,000	125,421
Comcast Corp.				6.88%	05/01/12	400,000	419,712
6.50%	01/15/15	665,000	687,119	TL Aquisitions, Inc.
6.50%	01/15/17	180,000	185,681	10.50%(c)	01/15/15	40,000	39,500
CSC Holdings, Inc.				Visteon Corp.
7.63%	04/01/11	20,000	20,050	8.25%	08/01/10	60,000	52,800
7.88%	02/15/18	16,000	15,520				2,817,520
DaimlerChrysler NA Holding Corp.				Consumer Staples — 0.0%
6.50%	11/15/13	30,000	31,108	Reynolds American, Inc.
7.30%	01/15/12	135,000	143,987	6.75%	06/15/17	90,000	92,050
DI Finance/DynCorp International				Energy — 3.0%
9.50%	02/15/13	10,000	10,350	Anadarko Petroleum Corp.
DirecTV Holdings LLC/DirecTV				6.09%(a)	09/15/09	150,000	149,133
Financing Co.				6.45%	09/15/36	390,000	383,955
8.38%	03/15/13	20,000	20,775	Chesapeake Energy Corp.
Echostar DBS Corp.				6.25%	01/15/18	25,000	24,125
7.00%	10/01/13	20,000	20,450	6.38%	06/15/15	10,000	9,812
7.13%	02/01/16	50,000	51,375

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

Energy (continued)				Financials (continued)
Complete Production Services, Inc.				7.38%	09/15/13	$10,000	$9,350
8.00%	12/15/16	$75,000	$74,156	Ford Motor Credit Co. LLC
ConocoPhillips				5.80%	01/12/09	80,000	77,269
4.75%	10/15/12	80,000	78,275	6.63%	06/16/08	50,000	49,622
Dynegy Holdings, Inc.				7.38%	10/28/09	270,000	264,750
7.75%(c)	06/01/19	115,000	109,969	7.38%	02/01/11	60,000	57,493
El Paso Corp.				8.00%	12/15/16	420,000	392,912
7.00%	06/15/17	280,000	284,308	10.94%(a)	06/15/11	103,000	105,093
7.75%	01/15/32	40,000	40,618	Forest City Enterprises, Inc.
7.80%	08/01/31	611,000	620,339	6.50%	02/01/17	8,000	7,140
Hess Corp.				GMAC LLC
7.30%	08/15/31	327,000	358,465	4.38%	12/10/07	170,000	169,173
7.88%	10/01/29	30,000	34,483	5.13%	05/09/08	150,000	148,813
Kerr-McGee Corp.				5.63%	05/15/09	800,000	778,841
6.95%	07/01/24	10,000	10,360	5.85%	01/14/09	210,000	205,538
7.88%	09/15/31	155,000	179,233	6.31%	11/30/07	50,000	49,839
Kinder Morgan Energy Partners LP				6.88%	09/15/11	560,000	532,932
5.00%	12/15/13	25,000	23,854	7.25%	03/02/11	165,000	159,953
6.00%	02/01/17	250,000	247,168	7.75%	01/19/10	590,000	585,200
6.30%	02/01/09	20,000	20,266	Goldman Sachs Group, Inc.
6.75%	03/15/11	20,000	20,819	6.60%	01/15/12	290,000	303,899
7.13%	03/15/12	5,000	5,272	HSBC Finance Corp.
Peabody Energy Corp.				4.63%	09/15/10	400,000	393,440
6.88%	03/15/13	28,000	28,280	6.38%	11/27/12	40,000	41,385
Pemex Project Funding Master Trust				6.50%	11/15/08	213,000	215,905
6.63%	06/15/35	190,000	195,790	JPMorgan Chase & Co.
Pogo Producing Co.				5.13%	09/15/14	595,000	580,345
6.63%	03/15/15	25,000	25,062	5.15%	10/01/15	200,000	191,776
6.88%	10/01/17	25,000	25,125	5.75%	01/02/13	195,000	197,750
Pride International, Inc.				Lehman Brothers Holdings Capital Trust
7.38%	07/15/14	20,000	20,500	V
Southern Natural Gas Co.				5.86%(a)	11/29/49	160,000	152,434
5.90%(c)	04/01/17	30,000	29,196	Lehman Brothers Holdings, Inc.
8.00%	03/01/32	75,000	84,783	6.20%	09/26/14	80,000	80,317
Tennessee Gas Pipeline Co.				6.50%	07/19/17	160,000	162,150
7.63%	04/01/37	150,000	162,865	MetLife, Inc.
Williams Cos., Inc.				6.40%	12/15/36	30,000	28,526
7.50%	01/15/31	363,000	376,612	Mizuho JGB Investment LLC
7.75%	06/15/31	80,000	84,100	9.87%(a)(c)	12/29/49	210,000	215,525
XTO Energy, Inc.				Mizuho Preferred Capital Co. LLC
7.50%	04/15/12	296,000	319,830	8.79%(a)(c)	12/29/49	360,000	366,703
			4,026,753	Morgan Stanley
				3.63%	04/01/08	40,000	39,733
Financials — 8.4%				5.63%	01/09/12	300,000	302,374
American Express Co.				5.81%(a)	10/18/16	40,000	38,268
6.80%(a)	09/01/66	85,000	87,107	Residential Capital LLC
American International Group, Inc.				7.00%	02/22/11	250,000	203,750
6.25%	03/15/37	200,000	188,292	7.46%(a)	04/17/09	30,000	25,500
Bank of America Corp.				7.50%	06/01/12	80,000	64,800
5.38%	08/15/11	280,000	282,013	7.60%(a)	05/22/09	70,000	59,500
Citigroup, Inc.				SLM Corp.
4.13%	02/22/10	400,000	392,868	3.82%(a)	04/01/09	220,000	202,367
5.00%	09/15/14	245,000	236,160	5.00%	10/01/13	335,000	292,521
E*Trade Financial Corp.				5.00%	04/15/15	10,000	8,387

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

Financials (continued)				Industrials (continued)
5.05%	11/14/14	$50,000	$42,403	Eastman Kodak Co.
5.38%	05/15/14	345,000	301,078	7.25%	11/15/13	$35,000	$34,737
5.63%	08/01/33	35,000	26,942	Graham Packaging Co., Inc.
Suntrust Capital VIII				8.50%	10/15/12	40,000	39,700
6.10%(a)	12/15/36	50,000	45,358	9.88%	10/15/14	25,000	24,750
Travelers Cos., Inc. (The)				Kansas City Southern Railway Corp.
6.25%(a)	03/15/37	260,000	251,382	9.50%	10/01/08	23,000	23,489
U.S. Bancorp				Norfolk Southern Corp.
3.13%	03/15/08	170,000	168,155	6.20%	04/15/09	90,000	91,415
Unilever Capital Corp.				Waste Management, Inc.
7.13%	11/01/10	55,000	58,425	6.88%	05/15/09	425,000	439,284
Ventas Realty LP/Ventas Capital Corp.							868,500
REIT
6.75%	06/01/10	10,000	10,125	Information Technology — 0.1%
8.75%	05/01/09	20,000	20,650	Electronic Data Systems Corp.
9.00%	05/01/12	10,000	10,875	7.13%	10/15/09	10,000	10,181
Wachovia Capital Trust III				Freescale Semiconductor, Inc.
5.80%(a)	03/15/42	80,000	79,463	8.88%	12/15/14	20,000	19,300
Wachovia Corp.				Sungard Data Systems, Inc.
5.63%	10/15/16	690,000	681,561	9.13%	08/15/13	40,000	41,600
Wells Fargo & Co.				Xerox Corp.
5.00%	11/15/14	5,000	4,820	6.75%	02/01/17	10,000	10,235
5.30%	08/26/11	90,000	90,497				81,316
Wells Fargo Capital
5.95%	12/15/36	100,000	91,765	Materials — 0.3%
			10,831,212	Freeport-McMoRan Copper & Gold, Inc.
				8.38%	04/01/17	60,000	65,550
Health Care — 0.5%				Georgia Gulf Corp.
AmerisourceBergen Corp.				9.50%	10/15/14	10,000	9,150
5.88%	09/15/15	20,000	19,561	Lyondell Chemical Co.
Community Health System, Inc.				8.00%	09/15/14	30,000	33,000
8.88%(c)	07/15/15	80,000	82,200	8.25%	09/15/16	30,000	33,825
Davita, Inc.				Steel Dynamics, Inc.
6.63%	03/15/13	45,000	44,662	6.75%(c)	04/01/15	60,000	57,900
HCA, Inc.				Westlake Chemical Corp.
6.25%	02/15/13	14,000	12,390	6.63%	01/15/16	12,000	11,400
6.50%	02/15/16	79,000	67,150	Weyerhaeuser Co.
7.69%	06/15/25	30,000	24,640	6.75%	03/15/12	125,000	129,773
9.13%(c)	11/15/14	10,000	10,550				340,598
9.25%(c)	11/15/16	60,000	63,750
HCA, Inc. PIK				Telecommunication Services — 0.8%
9.63%(c)	11/15/16	20,000	21,350	AT&T, Inc.
Tenet Healthcare Corp.				5.10%	09/15/14	80,000	77,412
6.38%	12/01/11	121,000	105,875	BellSouth Capital Funding Corp.
9.25%	02/01/15	71,000	62,658	7.88%	02/15/30	160,000	184,939
Wyeth				BellSouth Corp.
5.95%	04/01/37	200,000	193,004	4.75%	11/15/12	10,000	9,727
			707,790	Citizens Communications Co.
				7.88%	01/15/27	55,000	53,625
Industrials — 0.7%				9.25%	05/15/11	10,000	10,850
Delta Air Lines, Inc.				Intelsat Corp.
7.57%	11/18/10	200,000	205,250	9.00%	06/15/16	5,000	5,150
DRS Technologies, Inc.				Level 3 Financing, Inc.
6.63%	02/01/16	10,000	9,875	9.25%	11/01/14	25,000	24,625

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

Telecommunication Services				Utilities (continued)
(continued)				Texas Competitive Electric Holdings Co.
New Cingular Wireless Services, Inc.				LLC
8.13%	05/01/12	$85,000	$94,253	7.00%	03/15/13	$50,000	$54,907
Nextel Communications, Inc.				TXU Corp.
5.95%	03/15/14	15,000	14,321	5.55%	11/15/14	40,000	32,260
7.38%	08/01/15	20,000	20,326	6.50%	11/15/24	70,000	56,105
Qwest Communications International,				6.55%	11/15/34	200,000	156,853

Inc.							2,392,035

7.50%	02/15/14	28,000	28,350	Total Corporate Bonds (Cost
9.06%(a)	02/15/09	27,000	27,270	$23,380,545)			23,196,109

Qwest Corp.
5.63%	11/15/08	30,000	29,963	FOREIGN BONDS — 9.3%
6.88%	09/15/33	20,000	18,700	Bermuda — 0.0%
Sprint Capital Corp.				Intelsat Bermuda, Ltd.
6.90%	05/01/19	230,000	230,910	9.25%(d)	06/15/16	15,000	15,563

8.38%	03/15/12	40,000	44,041
8.75%	03/15/32	35,000	40,136	Brazil — 0.1%
Verizon Global Funding Corp.				Brazilian Government International
4.38%	06/01/13	35,000	33,106	Bond
Windstream Corp.	08/01/16	85,000	90,631	10.13%(d)	05/15/27	6,000	8,559

8.63%			1,038,335	11.00%(d)	08/17/40	125,000	167,187

							175,746

Utilities — 1.9%				Canada — 0.5%
AES Corp. (The)				Anadarko Finance Co.
7.75%	03/01/14	3,000	3,045	6.75%(d)	05/01/11	200,000	209,072
8.88%	02/15/11	19,000	19,831	Canadian Government Bond
9.38%	09/15/10	63,000	66,465	4.00%(e)(f)	12/01/31	30,000	50,350
9.50%	06/01/09	68,000	70,720	Conoco Funding Co.
Amerigas Partners LP				6.35%(d)	10/15/11	70,000	72,971
7.25%	05/20/15	10,000	9,850	7.25%(d)	10/15/31	35,000	39,465
Dominion Resources, Inc.				Hydro Quebec
4.13%	02/15/08	30,000	29,837	6.30%(d)	05/11/11	60,000	62,970
4.75%	12/15/10	30,000	29,571	OPTI Canada, Inc.
5.70%	09/17/12	260,000	260,914	7.88%(c)(d)	12/15/14	70,000	70,000
Duke Energy Carolinas LLC				8.25%(c)(d)	12/15/14	45,000	45,337
5.63%	11/30/12	380,000	385,190	Rogers Cable, Inc.
Edison Mission Energy				6.75%(d)	03/15/15	10,000	10,276
7.00%(c)	05/15/17	60,000	59,100	Rogers Wireless, Inc.
7.20%(c)	05/15/19	80,000	78,800	6.38%(d)	03/01/14	10,000	10,102
7.63%(c)	05/15/27	40,000	38,600	Sun Media Corp.
Exelon Corp.				7.63%(d)	02/15/13	10,000	9,825
5.63%	06/15/35	210,000	188,043	Western Oil Sands, Inc.
FirstEnergy Corp.				8.38%(d)	05/01/12	37,000	40,839

6.45%	11/15/11	150,000	155,080				621,207

7.38%	11/15/31	330,000	361,129	Cayman Islands — 0.8%
NRG Energy, Inc.				MUFG Capital Finance 1, Ltd.
7.25%	02/01/14	55,000	55,137	6.35%(a)(d)	07/29/49	100,000	95,057
7.38%	02/01/16	35,000	35,087	Petrobras International Finance Co.
7.38%	01/15/17	20,000	20,000	6.13%(d)	10/06/16	100,000	100,769
Pacific Gas & Electric Co.				Systems 2001 Asset Trust LLC
5.80%	03/01/37	10,000	9,451	6.66%(c)(d)	09/15/13	379,746	400,274
6.05%	03/01/34	220,000	216,060

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

Cayman Islands (continued)				Netherlands (continued)
Vale Overseas, Ltd.				Royal KPN NV
6.88%(d)	11/21/36	$385,000	$396,653	8.00%(d)	10/01/10	$ 230,000	$247,395

			992,753				440,092

Colombia — 0.1%				Norway — 1.4%
Columbia Government International				Eksportfinans A/S
Bond				5.50%(d)	06/26/17	1,800,000	1,843,573

7.38%(d)	09/18/37	100,000	110,000

				Panama — 0.1%
France — 1.6%				Panama Government International
Compagnie Generale de Geophysique –				Bond
Veritas				6.70%(d)	01/26/36	36,000	36,990
7.50%(d)	05/15/15	25,000	25,750	7.13%(d)	01/29/26	47,000	50,760

7.75%(d)	05/15/17	70,000	72,100				87,750

France Government International Bond
3.75%	04/25/37	1,430,000	1,935,513	Russia — 0.9%

			2,033,363	Russia Government International Bond

				STEP
Germany — 0.5%				7.50%(a)(d)	03/31/30	999,975	1,127,872

Bundesrepublik Deutschland				Sweden — 1.0%
3.75%	01/04/15	240,000	330,009	Svensk Exportkredit AB
3.75%	01/04/17	250,000	340,444	4.88%(d)	09/29/11	1,300,000	1,305,975

			670,453	United Kingdom — 0.2%

Japan — 0.1%				British Telecommunications PLC
Aiful Corp.				8.63%(d)	12/15/10	140,000	154,132
6.00%(c)(d)	12/12/11	200,000	196,596	Royal Bank of Scotland Group PLC

				7.64%(d)	03/31/49	100,000	100,000

Luxembourg — 1.1%							254,132

FMC Finance III SA				Total Foreign Bonds (Cost $11,578,643)			11,994,751

6.88%(c)(d)	07/15/17	70,000	69,650
Telecom Italia Capital SA
4.95%(d)	09/30/14	40,000	37,807	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 46.5%
5.25%(d)	11/15/13	35,000	33,967	Federal Home Loan Bank — 0.2%
5.25%(d)	10/01/15	210,000	199,359	5.40%	01/02/09	130,000	130,001
Tyco International Group SA				5.93%	04/09/08	100,000	100,536

6.00%(d)	11/15/13	220,000	222,072				230,537

6.13%(d)	11/01/08	60,000	60,657	Federal Home Loan Mortgage Corp. — 3.7%
6.13%(d)	01/15/09	10,000	10,161	5.00%	08/01/33	996,797	954,142
6.38%(d)	10/15/11	100,000	102,327	5.00%	09/01/33	298,864	286,075
6.75%(d)	02/15/11	80,000	84,328	5.00%	09/01/33	673,783	644,950
6.88%(d)	01/15/29	150,000	150,563	5.00%	09/01/33	325,116	311,204
7.00%(d)	06/15/28	378,000	411,085	5.00%	10/01/33	655,187	627,150

			1,381,976	5.00%(b)	10/01/37	500,000	476,875

Marshall Islands — 0.0%				5.63%	11/23/35	190,000	186,526
Teekay Corp.				5.65%(a)	05/01/37	1,291,912	1,300,377

8.88%(d)	07/15/11	19,000	19,950				4,787,299

Mexico — 0.6%				Federal National Mortgage Assoc. — 38.2%
Mexico Government International Bond				4.38%	09/13/10	180,000	179,680
6.75%(d)	09/27/34	660,000	717,750	5.00%(b)	10/01/22	4,300,000	4,214,000

Netherlands — 0.3%				5.00%(b)	10/01/37	9,700,000	9,251,375
Deutsche Telekom International				5.00%(b)	11/01/37	1,000,000	953,438
Finance BV				5.41%(a)	08/01/37	599,507	599,567
5.75%(d)	03/23/16	195,000	192,697	5.50%	11/01/21	97,970	97,743
				5.50%	02/01/22	98,039	97,812

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

Federal National Mortgage Assoc. (continued)				2.00%(e)	07/15/14	$220,000	$239,832
5.50%(b)	10/01/22	$ 4,100,000	$4,089,750	2.00%(e)	01/15/26	535,000	536,221
5.50%	04/01/36	1,404,032	1,361,206	2.38%(e)	04/15/11	2,790,000	2,946,978
5.50%(b)	10/01/37	2,600,000	2,546,375	2.38%(e)	01/15/27	515,000	538,437
5.50%(b)	11/01/37	6,800,000	6,655,500	2.50%(e)	07/15/16	630,000	661,903
6.00%	10/01/35	519,410	520,187	3.38%	02/15/08	4,000,000	3,988,752
6.00%	02/01/36	113,071	113,240	3.50%(e)	01/15/11	400,000	499,606
6.00%	02/01/36	39,951	40,011	3.63%(e)	04/15/28	310,000	486,335
6.00%	03/01/36	472,103	472,809	3.88%(e)	04/15/29	380,000	611,432
6.00%	06/01/36	377,682	378,247	4.50%	03/31/12	740,000	748,961
6.00%	07/01/36	762,101	763,241	4.63%	12/31/11	5,250,000	5,341,875
6.00%	07/01/36	21,907	21,940	4.63%	07/31/12	2,500,000	2,543,555
6.00%	07/01/36	318,167	318,643	4.75%	05/31/12	60,000	61,364
6.00%	08/01/36	718,924	719,999	4.75%	08/15/17	1,990,000	2,016,742
6.00%	08/01/36	888,051	889,379	4.75%	02/15/37	1,810,000	1,784,971
6.00%	09/01/36	690,005	691,037	4.88%	06/30/12	60,000	61,678
6.00%	09/01/36	689,627	690,659	5.13%	05/15/16	200,000	208,391
6.00%	09/01/36	642,682	643,644	5.71%(g)	11/15/21	890,000	440,664

6.00%	10/01/36	308,970	309,432	Total U.S. Treasury Obligations (Cost
6.00%	10/01/36	48,180	48,252	$23,917,593)			24,198,912

6.00%	10/01/36	23,764	23,799
6.00%	10/01/36	117,115	117,291
6.00%	10/01/36	155,802	156,035	Shares			Value
6.00%	11/01/36	86,221	86,350	PREFERRED STOCK — 0.2%
6.00%	12/01/36	57,431	57,517	500 Fannie Mae O Series 7.00%			26,188
6.00%	01/01/37	39,044	39,102	460 Fresenius Medical Capital Trust II
6.00%	01/01/37	267,095	267,494	7.88%			46,230
6.00%	02/01/37	192,797	193,085	6,250 General Motors Convertible Series B
6.00%	03/01/37	483,734	484,458	5.25%(b)			133,062
6.00%	04/01/37	106,987	107,147	2,000 General Motors Convertible Series C
6.00%	05/01/37	799,023	800,218	6.25%(b)			48,980

6.00%(b)	11/01/37	7,150,000	7,152,231	Total Preferred Stock (Cost $235,191)			254,460

6.04%(a)	01/01/37	786,425	794,447
6.50%(b)	10/01/37	410,000	417,431		Maturity
6.50%(b)	11/01/37	1,650,000	1,678,360		Date	Par	Value
7.00%	05/01/32	72,729	75,720	REPURCHASE AGREEMENT — 17.2%
7.25%	01/15/10	200,000	212,201	Agreement with Deutsche Bank

			49,330,052	Securities, Inc., 4.80% dated

Government National Mortgage Assoc. — 4.4%				09/28/2007 to be repurchased at
5.50%	05/15/36	188,953	186,332	$22,308,920, collateralized by
5.50%(b)	10/01/37	1,700,000	1,676,095	$22,910,000 Federal Home Loan
6.00%	05/15/33	180,253	181,414	Bank Discount Note, 5.16%, due
6.00%	03/15/35	933,246	939,259	11/21/2007 (market value
6.00%	03/15/37	385,110	387,591	$22,746,001)
6.50%(b)	11/01/37	2,300,000	2,349,600	(Cost $22,300,000)	10/01/07	22,300,000	22,300,000

			5,720,291

Total U.S. Government & Agency				Total Investments — 131.3%
Obligations (Cost $60,199,166)			60,068,179	(Cost $169,737,289)			169,786,826

				Other Assets & Liabilities, Net —(31.3)%			(40,496,664)

U.S. TREASURY OBLIGATIONS — 18.7%				NET ASSETS — 100.0%			$129,290,162

United States Treasury Notes & Bonds
0.88%(e)	04/15/10	80,000	85,043	STEP - Step Coupon Bond
1.88%(e)	07/15/15	380,000	396,172	(a) Variable rate security. The interest rate represents the rate at
				September 30, 2007

See Notes to Schedules of Investments.

(b)	When issued.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At September 30, 2007, these securities amounted to $1,955,000 or 1.51% of net assets.

(d)	Foreign security denominated in U.S. Dollars.
(e)	Inflation protection security. Principal amount periodically adjusted for inflation.
(f)	Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
(g)	Zero coupon bond. The interest rate represents the yield at time of purchase.

See Notes to Schedules of Investments.

	Maturity Date	Par	Value		Maturity Date	Par	Value

COMMERCIAL PAPER — 9.5%
				Federal Home Loan Mortgage Corp.
Financials — 9.5%				(continued)
Bank of America Corp.				5.21%(a)	01/11/08	$78,000	$77,026
4.90%(a)	11/07/07	$135,000	$134,284	5.32%(a)	12/11/07	35,000	34,691

ING America Insurance Holdings							589,222

4.85%(a)	12/03/07	157,000	155,554
JPMorgan Chase & Co.				Federal National Mortgage Assoc. —
4.80%(a)	11/01/07	137,000	136,397	12.2%
Ticonderoga Funding LLC				3.53%	10/19/07	185,000	184,858
5.15%(a)	10/25/07	108,000	107,598	4.00%	03/10/08	300,000	298,807
UBS Finance Delaware LLC				5.00%(a)	10/24/07	175,000	174,456
5.00%(a)	11/02/07	161,000	160,240	5.15%(a)	11/14/07	49,000	48,718

Total Commercial Paper (Cost $694,144)			694,073	5.16%(a)	11/21/07	50,000	49,678

				5.28%(a)	10/10/07	34,000	33,949
CORPORATE BONDS — 2.2%				5.29%(a)	10/05/07	100,000	99,917

Financials — 2.2%							890,383

General Electric Capital Corp.				Total U.S. Government & Agency
6.50%	12/10/07	60,000	60,124	Obligations (Cost $2,086,825)			2,088,224

HSBC Bank USA				REPURCHASE AGREEMENT — 19.2%
5.41%(b)	07/28/08	100,000	100,143	Agreement with Lehman Brothers

Total Corporate Bonds (Cost $160,199)			160,267	Holdings, Inc., 4.75% dated

				09/28/2007 to be repurchased at
U.S. GOVERNMENT & AGENCY				$1,400,554, collateralized by
OBLIGATIONS — 28.6%				$1,350,000 Federal Home Loan
Federal Farm Credit Bank — 0.3%				Mortgage Corp., 5.75%, due
3.70%	11/02/07	25,000	24,973	06/27/2016 (market value $1,448,272)

				(Cost $1,400,000)	10/01/07	1,400,000	1,400,000

Federal Home Loan Bank — 8.0%
3.00%	10/05/07	100,000	99,978	Total Investments — 59.5%
3.25%	12/17/07	250,000	249,102	(Cost $4,341,168)			4,342,564
4.50%	01/25/08	135,000	134,806	Other Assets & Liabilities, Net — 40.5%			2,961,768

4.90%(a)	10/17/07	100,000	99,760	NET ASSETS — 100.0%			$7,304,332

			583,646

Federal Home Loan Mortgage Corp. —
8.1%				(a) Represents annualized yield at date of purchase.
3.55%	11/15/07	150,000	149,722	(b) Variable rate security. The interest rate represents the rate
4.96%(a)	10/26/07	100,000	99,664	at September 30, 2007.
5.04%(a)	12/10/07	163,000	161,580
5.16%(a)	10/09/07	30,000	29,958
5.16%(a)	12/31/07	37,000	36,581

See Notes to Schedules of Investments.

Shares		Value	Shares		Value
COMMON STOCK — 97.8%
			Consumer Discretionary (continued)
Consumer Discretionary — 15.3%			20	Conn’s, Inc.†(a)	$478
735	1-800-FLOWERS.COM, Inc., Class A†	$8,519	2,665	Corinthian Colleges, Inc.†(a)	42,400
800	99 Cents Only Stores†	8,216	230	Courier Corp.	8,098
524	A.C. Moore Arts & Crafts, Inc.†	8,258	160	CPI Corp.	6,163
863	Aaron Rents, Inc.	19,245	270	Crown Media Holdings, Inc., Class
2,386	Aeropostale, Inc.†	45,477		A†(a)	1,941
540	AFC Enterprises†	8,127	75	CSK Auto Corp.†	799
490	Ambassadors Group, Inc.	18,669	405	Cumulus Media, Inc., Class A†	4,139
100	Ambassadors International, Inc.(a)	2,453	146	DEB Shops, Inc.	3,926
10,099	Amerigon, Inc.†	174,814	400	Deckers Outdoor Corp.†	43,920
334	Ameristar Casinos, Inc.	9,385	2,880	Denny’s Corp.†	11,520
2,024	Applebees International, Inc.	50,357	1,845	DeVry, Inc.	68,283
920	Arbitron, Inc.	41,713	12,380	Dolan Media Co.†	300,834
1,645	Bally Technologies, Inc.†	58,282	475	Dover Downs Gaming &
775	Bebe Stores, Inc.	11,338		Entertainment, Inc.	4,935
340	Benihana, Inc., Class A†	5,885	1,115	Dress Barn, Inc.†(a)	18,966
692	Big 5 Sporting Goods Corp.	12,940	560	Drew Industries, Inc.†	22,781
9,192	BJ’s Restaurants, Inc.†	193,492	498	DSW, Inc., Class A†(a)	12,535
3,030	Blue Nile, Inc.†(a)	285,183	972	Entravision Communications Corp.,
100	Blyth, Inc.	2,045		Class A†	8,962
95	Bon-Ton Stores, Inc. (The)(a)	2,158	70	Ethan Allen Interiors, Inc.	2,288
805	Bright Horizons Family Solutions,		1,965	Fleetwood Enterprises, Inc.†(a)	16,801
	Inc.†	34,486	1,343	Fossil, Inc.†	50,175
626	Brown Shoe Co., Inc.	12,144	405	Gaiam, Inc., Class A†	9,732
430	Buckle, Inc. (The)	16,314	80	Gander Mountain Co.†(a)	433
476	Buffalo Wild Wings, Inc.†	17,955	550	Gaylord Entertainment Co.†	29,271
485	Build-A-Bear Workshop, Inc.†	8,614	7,053	Gemstar-TV Guide International, Inc.†	49,089
160	Cabela’s, Inc.†(a)	3,784	590	Genesco, Inc.†	27,217
275	Cache, Inc.†	4,909	270	GenTek, Inc.†(a)	8,122
897	California Pizza Kitchen, Inc.†	15,760	370	G-III Apparel Group, Ltd.†	7,285
12,480	Capella Education Co.†	697,756	480	Global Sources, Ltd.†	10,642
303	Carrols Restaurant Group, Inc.†	3,394	14,275	GSI Commerce, Inc.†(a)	379,715
1,798	Carter’s, Inc.†	35,870	862	Guitar Center, Inc.†(a)	51,117
1,011	Casual Male Retail Group, Inc.†(a)	9,059	8,870	Gymboree Corp.†	312,579
940	Catalina Marketing Corp.†	30,447	895	Harris Interactive, Inc.†	3,858
232	Cato Corp. (The), Class A	4,742	3,080	Hayes Lemmerz International, Inc.†	12,813
460	CBRL Group, Inc.	18,768	194	Heelys, Inc.†(a)	1,546
410	CEC Entertainment, Inc.†	11,017	80	hhgregg, Inc.†	840
1,992	Champion Enterprises, Inc.†	21,872	970	Hibbett Sports, Inc.†(a)	24,056
780	Charlotte Russe Holding, Inc.†	11,419	270	Home Solutions of America, Inc.†(a)	915
170	Cherokee, Inc.(a)	6,521	680	Hot Topic, Inc.†	5,073
692	Childrens Place Retail Stores, Inc.		1,564	Iconix Brand Group, Inc.†	37,208
	(The)†	16,802	233	Ihop Corp.	14,756
1,011	Chipotle Mexican Grill, Inc., Class B†	108,177	390	Interactive Data Corp.	10,998
1,110	Christopher & Banks Corp.	13,453	1,230	INVESTools, Inc.†	14,871
390	Cinemark Holdings, Inc.	7,238	475	iRobot Corp.†(a)	9,443
2,050	Citadel Broadcasting Corp.	8,528	48	Isle of Capri Casinos, Inc.†	934
425	Citi Trends, Inc.†	9,248	1,205	J. Crew Group, Inc.†(a)	50,008
1,760	CKE Restaurants, Inc.	28,530	530	Jack in the Box, Inc.†	34,365
1,065	CKX, Inc.†	13,110	768	Jackson Hewitt Tax Service, Inc.	21,473
895	Coinmach Service Corp., Class A	10,731	70	Jo-Ann Stores, Inc.†	1,477
240	Coinstar, Inc.†	7,721	560	Jos. A. Bank Clothiers, Inc.†(a)	18,715
900	Collective Brands, Inc.†	19,854	505	Keystone Automotive Industries, Inc.†	24,119
100	Columbia Sportswear Co.(a)	5,531	415	Kimball International, Inc., Class B	4,723
			410	Knology, Inc.†	6,859

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Consumer Discretionary (continued)			Consumer Discretionary (continued)
1,990	Krispy Kreme Doughnuts, Inc.†(a)	$7,960	950	Raser Technologies, Inc.†(a)	$12,246
258	K-Swiss, Inc., Class A	5,911	513	Red Robin Gourmet Burgers, Inc.†	22,008
280	Lakes Entertainment, Inc.†	2,668	843	Retail Ventures, Inc.†	8,776
790	Lear Corp.†	25,359	170	Riviera Holdings Corp.†	4,768
25	Libbey, Inc.	438	1,342	Ruby Tuesday, Inc.	24,612
982	Life Time Fitness, Inc.†(a)	60,236	585	Ruth’s Chris Steak House, Inc.†	8,336
65	Lifetime Brands, Inc.	1,319	2,880	Sally Beauty Holdings, Inc.†	24,336
95	Lincoln Educational Services Corp.†	1,239	184	Sauer-Danfoss, Inc.	4,909
150	Live Nation, Inc.†	3,188	950	Sealy Corp.(a)	13,338
1,395	LKQ Corp.†	48,560	1,439	Select Comfort Corp.†(a)	20,074
493	Lodgenet Entertainment Corp.†	12,503	75	Shoe Carnival, Inc.†	1,183
320	Lululemon Athletica, Inc.†	13,450	1,080	Shuffle Master, Inc.†(a)	16,146
425	Maidenform Brands, Inc.†	6,749	455	Shutterfly, Inc.†	14,519
230	Marcus Corp.	4,416	715	Sinclair Broadcast Group, Inc., Class A	8,609
50	Marine Products Corp.	424	630	Skechers U.S.A., Inc., Class A†	13,923
815	Martha Stewart Living Omnimedia,		915	Smith & Wesson Holding Corp.†	17,467
	Class A†(a)	9,495	2,060	Sonic Corp.†	48,204
1,115	Marvel Entertainment, Inc.†	26,136	8,554	Sotheby’s	408,796
970	Matthews International Corp., Class A	42,486	200	Source Interlink Cos., Inc.†	704
420	McCormick & Schmick’s Seafood		630	Spanish Broadcasting System, Class A†	1,625
	Restaurants, Inc.†	7,909	990	Spartan Motors, Inc.(a)	16,662
1,668	Men’s Wearhouse, Inc. (The)	84,267	500	Stamps.com, Inc.†	5,985
455	Midas, Inc.†	8,586	115	Stein Mart, Inc.	875
373	Monarch Casino & Resort, Inc.†	10,612	400	Steiner Leisure, Ltd.†	17,360
340	Monro Muffler, Inc.	11,489	310	Steven Madden, Ltd.	5,874
8,785	Morgans Hotel Group Co.†	191,073	5,088	Strayer Education, Inc.	857,989
380	Morningstar, Inc.†	23,332	690	Sturm Ruger & Co., Inc.†	12,358
130	Morton’s Restaurant Group, Inc.†	2,067	1,099	Sun-Times Media Group, Inc., Class
625	MTR Gaming Group, Inc.†	5,956		A†	2,495
14,673	National CineMedia, Inc.	328,675	1,630	Syntax-Brillian Corp.†(a)	6,634
355	Nautilus, Inc.(a)	2,829	190	Systemax, Inc.(a)	3,884
1,445	NetFlix, Inc.†(a)	29,940	2,555	Tempur-Pedic International, Inc.(a)	91,341
3,050	New Oriental Education & Technology		325	Tenneco, Inc.†	10,078
	Group ADR†	203,008	1,615	Texas Roadhouse, Inc., Class A†	18,896
665	New York & Co., Inc.†	4,056	530	Timberland Co., Class A†	10,049
90	Nexstar Broadcasting Group, Inc.,		2,997	Tivo, Inc.†(a)	19,031
	Class A†	944	460	Town Sports International Holdings,
360	Noble International, Ltd.	7,664		Inc.†	6,997
760	Oakley, Inc.	22,063	1,932	Triarc Cos., Inc., Class B	24,169
640	Orbitz Worldwide, Inc.†	7,226	425	True Religion Apparel, Inc.†(a)	7,480
510	Overstock.com, Inc.†	14,688	939	Tupperware Brands Corp.	29,569
790	P.F. Chang’s China Bistro, Inc.†(a)	23,384	950	Tween Brands, Inc.†(a)	31,198
1,755	Pacific Sunwear of California, Inc.†	25,974	770	Under Armour, Inc., Class A†(a)	46,061
410	Papa John’s International, Inc.†	10,020	440	Universal Electronics, Inc.†	14,300
419	Peet’s Coffee & Tea, Inc.†(a)	11,694	725	Universal Technical Institute, Inc.†	13,050
215	PEP Boys-Manny Moe & Jack	3,016	970	Vail Resorts, Inc.†	60,421
655	PetMed Express, Inc.†	9,177	715	Valassis Communications, Inc.†	6,378
18,187	Pinnacle Entertainment, Inc.†	495,232	40	Value Line, Inc.	1,971
932	Polaris Industries, Inc.	40,654	795	Valuevision Media, Inc., Class A†	5,891
900	Premier Exhibitions, Inc.†(a)	13,572	2,050	Visteon Corp.†	10,558
281	Pre-Paid Legal Services, Inc.†	15,584	450	Volcom, Inc.†	19,134
8,576	Priceline.com, Inc.†(a)	761,120	738	Warnaco Group, Inc. (The)†	28,834
1,175	Quiksilver, Inc.†	16,802	1,940	Westwood One, Inc.	5,335
762	Rare Hospitality International, Inc.†	29,040	2,595	Wet Seal, Inc. (The), Class A†(a)	10,043

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Consumer Discretionary (continued)			Consumer Staples (continued)
900	Winnebago Industries(a)	$21,492	55	Winn-Dixie Stores, Inc.†	$1,030

1,250	WMS Industries, Inc.†	41,375			960,560

900	Wolverine World Wide, Inc.	24,660
695	World Wrestling Entertainment, Inc.,		Energy — 7.4%
	Class A	10,481	400	Alon USA Energy, Inc.(a)	13,512
7,939	Zumiez, Inc.†(a)	352,253	2,015	Alpha Natural Resources, Inc.†	46,808

		9,214,436	70	APCO Argentina, Inc.	7,379

Consumer Staples — 1.6%			7,193	Arena Resources, Inc.†	471,142
110	Alico, Inc.	4,767	410	Arlington Tankers, Ltd.	10,098
2,940	Alliance One International, Inc.†	19,228	705	Atlas America, Inc.	36,399
200	American Dairy, Inc.†(a)	3,902	10,655	ATP Oil & Gas Corp.†(a)	501,105
1,644	American Oriental Bioengineering,	18,331	845	Atwood Oceanics, Inc.†	64,693
	Inc.†		565	Aventine Renewable Energy Holdings,	5,972
40	Arden Group, Inc., Class A	5,581		Inc.†(a)
240	Boston Beer Co., Inc., Class A†	11,678	915	Basic Energy Services, Inc.†	19,233
30	Cal-Maine Foods, Inc.	757	490	Berry Petroleum Co., Class A	19,399
19,194	Castle Brands, Inc.†	84,454	750	Bill Barret Corp.†	29,558
928	Central European Distribution Corp.†	44,461	485	Bois d’Arc Energy, Inc.†	9,297
470	Chattem, Inc.†(a)	33,144	1,590	BPZ Energy, Inc.†(a)	12,402
185	Coca Cola Bottling Co. Consolidated	11,155	686	Cal Dive International, Inc.†(a)	10,290
2,485	Darling International, Inc.†	24,577	630	CARBO Ceramics, Inc.(a)	31,960
993	Flowers Foods, Inc.	21,647	750	Carrizo Oil & Gas, Inc.†	33,645
120	Great Atlantic & Pacific Tea Co.†(a)	3,655	300	Clean Energy Fuels Corp.†	4,542
530	Green Mountain Coffee Roasters, Inc.†	17,591	1,315	Complete Production Services, Inc.†	26,931
330	Ingles Markets, Inc., Class A	9,458	1,010	Comstock Resources, Inc.†	31,148
225	Inter Parfums, Inc.	5,326	570	Concho Resources, Inc.†	8,442
290	J&J Snack Foods Corp.	10,098	410	Contango Oil & Gas Co.†	14,842
795	Jones Soda Co.†(a)	9,588	1,138	Crosstex Energy, Inc.(a)	43,142
630	Lancaster Colony Corp.	24,047	220	Dawson Geophysical Co.†	17,052
265	Lance, Inc.	6,100	205	Delek US Holdings, Inc.	5,141
965	Longs Drug Stores Corp.	47,932	2,025	Delta Petroleum Corp.†(a)	36,349
475	Mannatech, Inc.(a)	3,848	650	Double Hull Tankers, Inc.(a)	9,678
50	Maui Land & Pineapple Co., Inc.†	1,522	16,585	Dresser-Rand Group, Inc.†	708,345
15	MGP Ingredients, Inc.	154	820	Dril-Quip, Inc.†	40,467
190	Nash Finch Co.	7,568	515	ENGlobal Corp.†	5,876
312	National Beverage Corp.	2,646	905	Evergreen Energy, Inc.†(a)	4,616
1,025	Nu Skin Enterprises, Inc., Class A	16,564	1,090	FX Energy, Inc.†	8,121
285	Pantry, Inc. (The)†	7,305	992	GeoGlobal Resources, Inc.†(a)	3,571
980	Pathmark Stores, Inc.†	12,495	210	Geokinetics, Inc.†	4,904
1,435	Playtex Products, Inc.†	26,232	355	GMX Resources, Inc.†(a)	11,420
130	PriceSmart, Inc.	3,068	240	Golar LNG, Ltd.	5,357
220	Ralcorp Holdings, Inc.†	12,280	475	Goodrich Petroleum Corp.†(a)	15,058
303	Reddy Ice Holdings, Inc.	7,990	444	Grey Wolf, Inc.†	2,908
320	Sanderson Farms, Inc.	13,334	300	Gulf Island Fabrication, Inc.	11,517
1	Seaboard Corp.	1,960	605	Gulfport Energy Corp.†	14,314
235	Spartan Stores, Inc.	5,295	2,560	Hercules Offshore, Inc.†(a)	66,842
23,530	SunOpta, Inc.†	340,950	2,105	International Coal Group, Inc.†	9,346
130	Synutra International, Inc.†(a)	3,880	2,185	ION Geophysical Corp.†(a)	30,219
10	Tiens Biotech Group USA, Inc.†	34	500	Knightsbridge Tankers, Ltd.(a)	13,450
261	Tootsie Roll Industries, Inc.(a)	6,924	470	Lufkin Industries, Inc	25,859
1,320	United Natural Foods, Inc.†	35,930	1,437	Mariner Energy, Inc.†	29,760
260	USANA Health Sciences, Inc.†(a)	11,375	200	Markwest Hydrocarbon, Inc.	11,626
604	Vector Group, Ltd.(a)	13,530	820	Matrix Service Co.†	17,179
210	WD-40 Co.	7,169	435	McMoRan Exploration Co.†(a)	5,851

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Energy (continued)			Financials (continued)
540	NATCO Group, Inc., Class A†	$27,945	870	Cash America International, Inc.	$32,712
2,386	Newpark Resources, Inc.†	12,789	860	Centerline Holding Co.(a)	13,201
960	Nova Biosource Fuels, Inc.†(a)	2,698	70	Citizens, Inc.†(a)	535
130	OYO Geospace Corp.†	12,052	45	City Bank	1,292
709	Pacific Ethanol, Inc.†	6,821	60	Clayton Holdings, Inc.†	481
22,750	Parallel Petroleum Corp.†	386,522	288	CoBiz, Inc.	4,931
2,740	Parker Drilling Co.†	22,249	542	Cohen & Steers, Inc.(a)	20,070
530	Penn Virginia Corp.	23,309	376	CompuCredit Corp.†	8,163
2,695	Petrohawk Energy Corp.†	44,252	180	Consolidated-Tomoka Land Co.	12,098
68	Petroleum Development Corp.†	3,016	124	Corporate Office Properties Trust	5,162
1,275	Petroquest Energy, Inc.†	13,681	1,250	Cousins Properties, Inc.	36,700
220	PHI, Inc.†	6,631	157	Credit Acceptance Corp.†	3,627
5,009	Rentech, Inc.†	10,819	155	Darwin Professional Underwriters,	3,348
140	Rex Energy Corp.†	1,127		Inc.†
840	Rosetta Resources, Inc.†	15,406	1,639	Digital Realty Trust, Inc.	64,560
992	RPC, Inc.(a)	14,096	490	Dollar Financial Corp.†	13,980
970	Ship Finance International, Ltd.	25,482	599	EastGroup Properties, Inc.	27,111
855	SulphCo, Inc.†(a)	7,524	11,847	eHealth, Inc.†	328,162
190	Superior Offshore International, Inc.†	2,138	70	Encore Capital Group, Inc.†	826
353	Superior Well Services, Inc.†	8,024	220	Enstar Group, Ltd.†(a)	27,885
14,205	T-3 Energy Services, Inc.†	605,701	225	Enterprise Financial Services Corp.(a)	5,476
1,030	TXCO Resources, Inc.†	9,229	260	Epoch Holding Corp.†	3,661
750	Uranium Resources, Inc.†	7,042	1,690	Equity Inns, Inc.	38,160
217	US BioEnergy Corp.†	1,673	627	Equity Lifestyle Properties, Inc.	32,479
435	Venoco, Inc.†	7,460	20	Evercore Partners, Inc., Class A	526
885	VeraSun Energy Corp.†(a)	9,735	1,131	EZCORP, Inc., Class A†	15,212
1,250	Verenium Corp.†(a)	6,600	270	FBR Capital Markets Corp.†	3,478
1,700	Warren Resources, Inc.†(a)	21,318	8,508	FCStone Group, Inc.†	274,553
7,185	W-H Energy Services, Inc.†	529,894	1,915	FelCor Lodging Trust, Inc.	38,166
900	Willbros Group, Inc.†	30,600	70	First Busey Corp.(a)	1,534
670	World Fuel Services Corp.	27,343	805	First Cash Financial Services, Inc.†	18,853
		4,469,941	40	First Financial Bankshares, Inc.	1,607
			850	First Industrial Realty Trust, Inc.(a)	33,039
Financials — 6.7%			206	First Mercury Financial Corp.†	4,431
64	Abington Bancorp, Inc.	624	260	First South Bancorp, Inc.(a)	6,802
991	Acadia Realty Trust(a)	26,886	75	Frontier Financial Corp.(a)	1,750
1,885	Advance America Cash Advance		50	GAMCO Investors, Inc., Class A	2,740
	Centers, Inc.	20,113	530	Getty Realty Corp.	14,416
550	Advanta Corp., Class B	15,081	5,275	GFI Group, Inc.†	454,283
8,775	Affiliated Managers Group, Inc.†(a)	1,118,900	1,143	Glimcher Realty Trust(a)	26,860
510	Aldabra 2 Acquisition Corp.†	4,687	590	Greenhill & Co., Inc.(a)	36,020
62	Alexander’s, Inc.†	23,901	30	Greenlight Capital RE, Ltd.†	608
462	Alexandria Real Estate Equities, Inc.	44,472	480	Grubb & Ellis Co.†	4,464
510	Alternative Asset Management		1,240	Highwoods Properties, Inc.	45,471
	Acquisition Corp.†	4,498	70	Hilb, Rogal & Hobbs Co.	3,033
600	Amtrust Financial Services, Inc.	9,102	792	Home Properties, Inc.	41,327
480	Associated Estates Realty Corp.	6,259	325	Inland Real Estate Corp.	5,034
230	Asta Funding, Inc.(a)	8,814	550	Interactive Brokers Group, Inc., Class
300	Bank of the Ozarks, Inc.	9,159		A†	14,443
100	Beneficial Mutual Bancorp, Inc.†	975	1,202	International Securities Exchange
90	Blackrock Kelso Capital Corp.	1,305		Holdings, Inc.	79,897
41	Calamos Asset Management, Inc., Class		10	James River Group, Inc.	324
	A	1,157	405	JER Investors Trust, Inc.	5,042
65	Cascade Bancorp	1,447	50	KBW, Inc.†	1,439
			140	K-Fed Bancorp	1,844

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Financials (continued)			Financials (continued)
40	Kite Realty Group Trust	$752	50	Validus Holdings, Ltd.†	$1,212
1,310	Knight Capital Group, Inc., Class A†	15,668	453	Virginia Commerce Bancorp, Inc.†(a)	6,496
3,010	Ladenburg Thalmann Financial		300	W.P. Stewart & Co., Ltd.(a)	2,976
	Services, Inc.†(a)	5,900	2,164	Waddell & Reed Financial, Inc., Class
500	Maguire Properties, Inc.	12,915		A	58,493
950	MarketAxess Holdings, Inc.†	14,250	1,390	Washington Real Estate Investment
786	Mid-America Apartment Communities,			Trust	46,120
	Inc.	39,182	25	Wauwatosa Holdings, Inc.†	406
3,205	Move, Inc.†	8,846	248	Westamerica Bancorp.(a)	12,353
783	National Financial Partners Corp.	41,483	285	Western Alliance Bancorp†(a)	6,717
50	National Health Investors, Inc.	1,545	65	Wilshire Bancorp, Inc.	713
40	National Interstate Corp.	1,232	545	World Acceptance Corp.†	18,029
2,440	Nationwide Health Properties, Inc.	73,517			3,972,003
40	Nelnet, Inc., Class A	730	Health Care — 16.5%
1,665	NewAlliance Bancshares, Inc.	24,442	10,863	Abaxis, Inc.†	243,874
204	NewStar Financial, Inc.†	2,293	890	Abiomed, Inc.†	11,063
1,290	NexCen Brands, Inc.†	8,669	946	Acadia Pharmaceuticals, Inc.†	14,237
2,065	Omega Healthcare Investors, Inc.	32,069	499	Accuray, Inc.†	8,713
1,340	optionsXpress Holdings, Inc.	35,028	760	Acorda Therapeutics, Inc.†	13,946
165	Oritani Financial Corp.†	2,614	1,096	Adams Respiratory Therapeutics,
440	PennantPark Investment Corp.	5,896		Inc.†(a)	42,240
423	Penson Worldwide, Inc.†	7,817	127	Affymax, Inc.†	3,437
262	Pinnacle Financial Partners, Inc.†	7,551	2,109	Affymetrix, Inc.†	53,505
493	Portfolio Recovery Associates, Inc.(a)	26,164	325	Air Methods Corp.†	15,015
230	Post Properties, Inc.	8,901	1,687	Akorn, Inc.†	12,636
45	Preferred Bank	1,770	295	Albany Molecular Research, Inc.†	4,454
260	Primus Guaranty, Ltd.†	2,735	4,927	Alexion Pharmaceuticals, Inc.†	320,994
365	PrivateBancorp, Inc.(a)	12,717	620	Alexza Pharmaceuticals, Inc.†	5,369
490	PS Business Parks, Inc.	27,856	1,825	Align Technology, Inc.†	46,227
190	QC Holdings, Inc.(a)	2,745	3,094	Alkermes, Inc.†	56,930
196	Quadra Realty Trust, Inc.	1,868	460	Alliance Imaging, Inc.†	4,168
370	Ramco-Gershenson Properties Trust.	11,559	1,280	Allos Therapeutics, Inc.†	6,080
330	Saul Centers, Inc.	16,995	1,700	Allscripts Healthcare Solutions,
230	Sierra Bancorp.(a)	6,592		Inc.†(a)	45,951
870	Signature Bank†	30,650	1,000	Alnylam Pharmaceuticals, Inc.†(a)	32,770
31	Southside Bancshares, Inc.	679	645	Altus Pharmaceuticals, Inc.†	6,766
466	Stifel Financial Corp.†(a)	26,953	522	AMAG Pharmaceuticals, Inc.†	29,858
257	Suffolk Bancorp(a)	8,239	750	Amedisys, Inc.†	28,828
490	Sun Communities, Inc.	14,739	360	American Dental Partners, Inc.†	10,084
545	Superior Bancorp†(a)	4,812	2,215	American Medical Systems Holdings,
197	SVB Financial Group†(a)	9,330		Inc.†(a)	37,544
80	SWS Group, Inc.	1,415	130	Amicus Therapeutics, Inc.†	2,172
970	Tanger Factory Outlet Centers, Inc.(a)	39,372	1,070	AMN Healthcare Services, Inc.†	20,041
340	Tejon Ranch Co.†	14,076	289	Angiodynamics, Inc.†	5,448
85	Texas Capital Bancshares, Inc.†	1,848	216	Animal Health International, Inc.†	2,404
730	Thomas Properties Group, Inc.	8,760	549	Apria Healthcare Group, Inc.†(a)	14,279
614	Tower Group, Inc.	16,075	1,214	ARIAD Pharmaceuticals, Inc.†	5,621
890	TradeStation Group, Inc.†	10,386	1,190	Arqule, Inc.†(a)	8,485
2,312	Trustco Bank Corp.	25,270	1,445	Array Biopharma, Inc.†(a)	16,227
360	U.S. Global Investors, Inc., Class A(a)	6,847	776	Arrow International, Inc.	35,300
75	United Bankshares, Inc.	2,283	845	Arthrocare Corp.†	47,227
245	United Security Bancshares(a)	4,606	475	Aspect Medical Systems, Inc.†	6,446
280	Universal American Financial Corp.†	6,387	530	Assisted Living Concepts, Inc., Class
120	Universal Health Realty Income Trust	4,264		A†	4,844
			965	Auxilium Pharmaceuticals, Inc.†	20,342

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Health Care (continued)			Health Care (continued)
820	Beijing Med-Pharm Corp.†(a)	$9,553	1,980	Halozyme Therapeutics, Inc.†	$17,206
300	Bentley Pharmaceuticals, Inc.†	3,744	9,473	Hansen Medical, Inc.†(a)	256,813
150	Biodel, Inc.†	2,556	955	HealthExtras, Inc.†	26,578
1,690	Bioenvision, Inc.†	8,923	920	Healthspring, Inc.†	17,940
2,945	BioMarin Pharmaceuticals, Inc.†	73,330	1,086	Healthways, Inc.†	58,611
330	BioMimetic Therapeutics, Inc.†	4,402	650	HMS Holdings Corp.†	15,996
1,190	Bionovo, Inc.†(a)	4,582	1,659	Hologic, Inc.†(a)	101,199
345	Bio-Reference Labs, Inc.†	11,647	4,128	Human Genome Sciences, Inc.†	42,477
110	Bradley Pharmaceuticals, Inc.†	2,002	938	Hythiam, Inc.†	6,979
2,000	Bruker BioSciences Corp.†	17,600	270	ICU Medical, Inc.†	10,462
490	Cadence Pharmaceuticals, Inc.†	6,860	760	Idenix Pharmaceuticals, Inc.†	2,196
180	Capital Senior Living Corp.†	1,516	625	I-Flow Corp.†	11,619
300	Caraco Pharmaceutical Laboratories,		1,652	Illumina, Inc.†(a)	85,706
	Ltd.†	4,575	2,123	Immucor, Inc.†	75,897
2,245	Cell Genesys, Inc.†	8,576	1,530	Immunomedics, Inc.†	3,504
935	Centene Corp.†	20,112	1,536	Incyte Corp.†	10,982
1,700	Cepheid, Inc.†	38,760	41,090	Indevus Pharmaceuticals, Inc.†	283,932
690	Chemed Corp	42,890	190	Insulet Corp.†	4,132
195	Computer Programs & Systems, Inc.	5,140	558	Integra LifeSciences Holdings
29,847	Conceptus, Inc.†(a)	566,496		Corp.†(a)	27,108
235	Corvel Corp.†	5,433	793	InterMune, Inc.†(a)	15,170
75	Cross Country Healthcare, Inc.†	1,310	960	inVentiv Health, Inc.†	42,067
750	CryoLife, Inc.†	7,087	608	Inverness Medical Innovations, Inc.†	33,635
1,705	Cubist Pharmaceuticals, Inc.†	36,027	13,618	IRIS International, Inc.†	261,466
415	Cutera, Inc.†	10,877	1,304	Isis Pharmaceuticals, Inc.†(a)	19,521
1,828	CV Therapeutics, Inc.†	16,415	1,300	Javelin Pharmaceuticals, Inc.†(a)	6,526
675	Cyberonics, Inc.†	9,409	160	Jazz Pharmaceuticals, Inc.†	1,792
10,720	Cynosure, Inc., Class A†	395,568	390	Kendle International, Inc.†(a)	16,197
1,135	Cypress Bioscience, Inc.†	15,538	270	Kensey Nash Corp.†	7,050
730	Cytokinetics, Inc.†	3,738	32,443	Keryx Biopharmaceuticals, Inc.†(a)	322,483
2,670	CytRx Corp.†(a)	9,238	1,300	Kosan Biosciences, Inc.†(a)	6,513
2,565	Dendreon Corp.†(a)	19,725	1,088	KV Pharmaceutical Co., Class A†	31,117
585	Dionex Corp.†	46,484	1,406	Kyphon, Inc.†	98,420
2,600	Discovery Laboratories, Inc.†	6,994	150	Landauer, Inc.	7,644
723	DJO, Inc.†	35,499	615	LCA-Vision, Inc	18,075
2,130	Durect Corp.†	11,672	447	LHC Group, Inc.†	9,597
1,405	Eclipsys Corp.†	32,765	15,970	Lifecell Corp.†	599,992
290	Emergency Medical Services Corp.,		2,770	Ligand Pharmaceuticals, Inc., Class B	14,792
	Class A†(a)	8,772	1,095	Luminex Corp.†(a)	16,513
202	Emeritus Corp.†	5,474	190	Magellan Health Services, Inc.†	7,710
1,850	Encysive Pharmaceuticals, Inc.†(a)	2,794	370	Masimo Corp.†	9,494
947	Enzo Biochem, Inc.†	10,749	526	Matria Healthcare, Inc.†	13,760
1,160	Enzon Pharmaceuticals, Inc.†	10,220	3,875	Medarex, Inc.†	54,870
1,200	eResearch Technology, Inc.†	13,668	100	Medcath Corp.†	2,746
535	ev3, Inc.†(a)	8,785	355	Medical Action Industries, Inc.†	8,399
2,973	Exelixis, Inc.†	31,484	1,595	Medicines Co. (The)†	28,407
610	FoxHollow Technologies, Inc.†	16,104	9,665	Medicis Pharmaceutical Corp., Class
415	Genomic Health, Inc.†(a)	7,964		A(a)	294,879
260	Gentiva Health Services, Inc.†	4,995	660	Medivation, Inc.†	13,233
2,040	GenVec, Inc.†	4,794	1,039	Mentor Corp.(a)	47,846
2,240	Geron Corp.†(a)	16,397	1,227	Meridian Bioscience, Inc.	37,203
597	Greatbatch, Inc.†	15,874	110	Merit Medical Systems, Inc.†	1,428
513	GTx, Inc.†(a)	8,352	440	Metabolix, Inc.†	10,674
760	Haemonetics Corp.†	37,559	2,455	MGI Pharma, Inc.†	68,200

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Health Care (continued)			Health Care (continued)
460	Micrus Endovascular Corp.†	$8,404	910	Regeneration Technologies, Inc.†	$9,755
1,450	Minrad International, Inc.†	6,946	1,955	Regeneron Pharmaceuticals, Inc.†	34,799
138	Molecular Insight Pharmaceuticals,		800	Rigel Pharmaceuticals, Inc.†(a)	7,544
	Inc.†(a)	937	1,285	Salix Pharmaceuticals, Ltd.†(a)	15,960
316	Momenta Pharmaceuticals, Inc.†(a)	3,599	1,555	Santarus, Inc.†	4,121
260	MWI Veterinary Supply, Inc.†	9,815	1,630	Savient Pharmaceuticals, Inc.†	23,716
1,333	Myriad Genetics, Inc.†	69,516	915	Sciele Pharma, Inc.†(a)	23,808
790	Nabi Biopharmaceuticals†	3,207	1,495	Seattle Genetics, Inc.†	16,804
779	Nastech Pharmaceutical Co., Inc.†(a)	10,368	925	Senomyx, Inc.†	11,331
140	National Healthcare Corp	7,195	519	Sirona Dental Systems, Inc.†(a)	18,513
665	Natus Medical, Inc.†	10,600	170	Sirtris Pharmaceuticals, Inc.†(a)	2,904
2,820	Nektar Therapeutics†	24,901	19,520	Skilled Healthcare Group, Inc., Class
615	Neurocrine Biosciences, Inc.†	6,150		A†	307,440
970	Neurogen Corp.†	4,307	305	Somaxon Pharmaceuticals, Inc.†	3,102
650	Nighthawk Radiology Holdings,		810	Sonic Innovations, Inc.†	7,428
	Inc.†(a)	15,932	516	SonoSite, Inc.†	15,748
600	Northstar Neuroscience, Inc.†	6,696	950	Spectranetics Corp.†	12,806
200	Novacea, Inc.†	1,602	800	Stereotaxis, Inc.†	11,032
764	Noven Pharmaceuticals, Inc.†	12,171	920	STERIS Corp	25,144
1,065	NuVasive, Inc.†	38,265	110	Sucampo Pharmaceuticals, Inc., Class
615	NxStage Medical, Inc.†(a)	8,911		A†	1,182
13,785	Obagi Medical Products, Inc.†	254,608	1,322	Sun Healthcare Group, Inc.†	22,091
65	Odyssey HealthCare, Inc.†	625	1,170	Sunrise Senior Living, Inc.†	41,383
1,033	Omnicell, Inc.†	29,482	1,640	SuperGen, Inc.†	7,118
420	Omrix Biopharmaceuticals, Inc.†	14,830	470	SurModics, Inc.†(a)	23,035
1,682	Onyx Pharmaceuticals, Inc.†	73,201	95	Symmetry Medical, Inc.†	1,586
1,420	OraSure Technologies, Inc.†	14,271	151	Synta Pharmaceuticals Corp.†	997
190	Orexigen Therapeutics, Inc.†	2,510	1,500	Telik, Inc.†(a)	4,365
300	Orthofix International NV†	14,691	1,010	Tercica, Inc.†	6,262
1,780	OSI Pharmaceuticals, Inc.†	60,502	17,990	Theravance, Inc.†	469,359
416	Osiris Therapeutics, Inc.†(a)	5,358	1,635	Thoratec Corp.†(a)	33,828
220	Owens & Minor, Inc	8,380	315	TomoTherapy, Inc.†	7,317
1,100	Pain Therapeutics, Inc.†	10,285	1,386	Trizetto Group, Inc.†	24,269
560	Palomar Medical Technologies, Inc.†	15,954	260	Trubion Pharmaceuticals, Inc.†(a)	3,154
990	Par Pharmaceutical Cos., Inc.†	18,374	644	United Therapeutics Corp.†(a)	42,852
860	Parexel International Corp.†	35,492	2,918	Valeant Pharmaceuticals International†	45,171
715	Penwest Pharmaceuticals Co.†(a)	7,872	810	Vanda Pharmaceuticals, Inc.†	11,267
1,245	Perrigo Co.	26,581	555	Varian, Inc.†	35,304
280	PharmaNet Development Group, Inc.†	8,128	831	Ventana Medical Systems, Inc.†	71,391
225	PharMerica Corp.†	3,357	1,895	Viropharma, Inc.†	16,866
805	Pharmion Corp.†	37,143	470	Visicu, Inc.†	3,563
1,265	Phase Forward, Inc.†	25,313	495	Vital Images, Inc.†	9,662
705	PolyMedica Corp	37,027	305	Vital Signs, Inc.	15,903
710	Poniard Pharmaceuticals, Inc.†	4,026	1,790	Vivus, Inc.†	8,878
775	Pozen, Inc.†	8,571	730	Volcano Corp.†	12,001
410	PRA International†	12,054	1,015	West Pharmaceutical Services, Inc.	42,285
785	Progenics Pharmaceuticals, Inc.†(a)	17,356	1,035	Wright Medical Group, Inc.†	27,759
65	Protalix BioTherapeutics, Inc.†(a).	2,246	670	XenoPort, Inc.†	31,524
270	Providence Service Corp. (The)†	7,927	3,480	XOMA, Ltd.†	11,867
2,065	PSS World Medical, Inc.†	39,503	470	Zoll Medical Corp.†	12,182
28,346	Psychiatric Solutions, Inc.†	1,113,431	1,195	Zymogenetics, Inc.†	15,595

328	Qiagen NV†	6,360			9,933,801

880	Quidel Corp.†	17,213
400	Radiation Therapy Services, Inc.†	8,328	Industrials — 14.1%
			540	3D Systems Corp.†(a)	12,755

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Industrials (continued)			Industrials (continued)
365	A.S.V., Inc.†(a)	$5,121	324	CRA International, Inc.†	$15,614
427	AAON, Inc.	8,425	310	Cubic Corp.	13,073
1,077	AAR Corp.†	32,676	650	Curtiss-Wright Corp.	30,875
100	ABM Industries, Inc.	1,998	865	Diamond Management & Technology
435	ACCO Brands Corp.†	9,761		Consultants, Inc.	7,958
739	Actuant Corp., Class A(a)	48,013	325	Dynamex, Inc.†	8,326
957	Acuity Brands, Inc.(a)	48,309	370	Dynamic Materials Corp.	17,719
726	Administaff, Inc.	26,354	100	DynCorp International, Inc., Class A†	2,311
10,985	Advisory Board Co. (The)†	642,293	390	Eagle Bulk Shipping, Inc.	10,039
1,020	Aecom Technology Corp.†	35,629	40	EDO Corp.	2,240
210	Aerovironment, Inc.†	4,832	1,221	Energy Conversion Devices, Inc.†(a)	27,741
2,815	Airtran Holdings, Inc.†	27,700	795	ESCO Technologies, Inc.†	26,426
160	Allegiant Travel Co.†	4,851	160	Esterline Technologies Corp.†	9,128
352	Altra Holdings, Inc.†	5,868	2,625	Evergreen Solar, Inc.†(a)	23,441
1,677	American Commercial Lines, Inc.†	39,795	335	Exponent, Inc.†	8,405
465	American Ecology Corp.	9,853	130	ExpressJet Holdings, Inc.†	402
300	American Railcar Industries, Inc.	6,606	145	First Advantage Corp., Class A†	2,562
910	American Reprographics Co.†	17,035	1,140	Flow International Corp.†	10,055
290	American Science & Engineering, Inc.	18,171	2,090	Force Protection, Inc.†(a)	45,269
1,250	American Superconductor Corp.†(a)	25,600	726	Forward Air Corp.	21,620
30	Ameron International Corp.	3,173	295	Foster (L.B.) Co., Class A†	12,821
20	Ampco-Pittsburgh Corp.	788	595	Franklin Electric Co., Inc.(a)	24,461
20	Amrep Corp.	536	25	Freightcar America, Inc.	955
885	Apogee Enterprises, Inc.	22,957	14,250	FTI Consulting, Inc.†	716,917
225	Applied Industrial Technologies, Inc.	6,937	6,665	Fuel Tech, Inc.†(a)	147,230
155	Argon ST, Inc.†	3,069	2,040	FuelCell Energy, Inc.†	18,238
1,040	Arrowhead Research Corp.†	5,252	40	Genco Shipping & Trading, Ltd.(a)	2,621
580	Astec Industries, Inc.†	33,321	1,725	GenCorp., Inc.†	20,631
360	AZZ, Inc.†	12,586	618	Genesee & Wyoming, Inc., Class A†	17,823
373	Badger Meter, Inc.	11,955	877	Genlyte Group, Inc.†	56,356
220	Baker (Michael) Corp.†	10,782	12,400	Geo Group, Inc. (The)†	367,164
1,415	Baldor Electric Co.	56,529	380	GeoEye, Inc.†	9,785
1,295	Barnes Group, Inc.	41,336	945	Goodman Global, Inc.†	22,567
155	Barrett Business Services, Inc.	3,694	350	Gorman-Rupp Co. (The)	11,606
22,415	BE Aerospace, Inc.†	930,895	639	Granite Construction, Inc.	33,880
1,235	Beacon Roofing Supply, Inc.†(a)	12,622	310	Great Lakes Dredge & Dock Corp.†	2,716
1,390	Belden, Inc.	65,205	550	H&E Equipment Services, Inc.†	9,889
1,157	Bucyrus International, Inc., Class A	84,380	1,275	Healthcare Services Group	25,844
30	Builders FirstSource, Inc.†(a)	323	585	Heartland Express, Inc.(a)	8,354
70	Cascade Corp.	4,562	790	Heico Corp.(a)	38,994
402	CBIZ, Inc.†	3,196	520	Heidrick & Struggles International,
80	CDI Corp.	2,230		Inc.†	18,954
715	Celadon Group, Inc.†	8,416	1,952	Herman Miller, Inc.	52,977
1,655	Cenveo, Inc.†	35,798	2,904	Hexcel Corp.†	65,950
596	Ceradyne, Inc.†(a)	45,141	1,040	Horizon Lines, Inc., Class A(a)	31,751
270	Chart Industries, Inc.†	8,683	515	Houston Wire & Cable Co.	9,327
790	Clarcor, Inc.	27,026	1,191	HUB Group, Inc., Class A†	35,766
510	Clean Harbors, Inc.†	22,705	775	Hudson Highland Group, Inc.†	9,866
255	Coleman Cable, Inc.†	3,529	170	Hurco Cos., Inc.†	9,190
325	Columbus McKinnon Corp.†	8,089	7,923	Huron Consulting Group, Inc.†	575,368
135	Comfort Systems USA, Inc.	1,917	140	ICT Group, Inc.†	1,877
535	COMSYS IT Partners, Inc.†	8,993	970	IHS, Inc., Class A†	54,795
280	Consolidated Graphics, Inc†	17,581	729	II-VI, Inc.†	25,172
595	CoStar Group, Inc.†	31,803	37,220	Innerworkings, Inc.†(a)	641,300

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Industrials (continued)			Industrials (continued)
385	Innovative Solutions & Support,		1,505	Resources Connection, Inc.	$34,841
	Inc.†(a)	$7,303	870	Rollins, Inc.	23,220
255	Insteel Industries, Inc.	3,914	350	RSC Holdings, Inc.†	5,740
200	Integrated Electrical Services, Inc.†	5,122	50	Saia, Inc.†	826
1,683	Interface, Inc., Class A	30,378	45	Schawk, Inc.	1,016
338	Interline Brands, Inc.†	7,771	130	School Specialty, Inc.†	4,502
982	Ionatron, Inc.†	3,368	540	Simpson Manufacturing Co., Inc.(a)	17,199
752	JetBlue Airways Corp.†(a)	6,933	861	Spherion Corp.†	7,112
20	Kadant, Inc.†	560	90	Standard Parking Corp.†	3,581
250	Kaman Corp.	8,640	120	Standard Register Co. (The)	1,525
719	Kaydon Corp.	37,381	250	Stanley, Inc.†	6,888
154	Kelly Services, Inc., Class A	3,051	345	Sun Hydraulics, Inc.	10,971
779	Kenexa Corp.†	23,978	55	TAL International Group, Inc.	1,379
785	Kforce, Inc.†	10,095	24,300	Taser International, Inc.†(a)	381,267
1,755	Knight Transportation, Inc.(a)	30,204	485	Team, Inc.†	13,279
1,525	Knoll, Inc.	27,054	916	Teledyne Technologies, Inc.†	48,905
1,200	Korn/Ferry International†	19,812	1,287	TeleTech Holdings, Inc.†	30,772
1,427	Labor Ready, Inc.†	26,414	274	Tennant Co.	13,344
14,025	Ladish Co., Inc.†	778,107	1,065	Tetra Tech, Inc.†	22,493
57	Lamson & Sessions Co. (The)†	1,537	740	Titan International, Inc.(a)	23,621
427	Layne Christensen Co.†	23,690	292	TransDigm Group, Inc.†	13,347
345	LECG Corp.†	5,140	40	Trex Co., Inc.†	445
140	Lindsay Corp.(a)	6,129	115	Triumph Group, Inc.	9,397
380	M&F Worldwide Corp.†	19,072	605	TurboChef Technologies, Inc.†	7,986
780	McGrath Rentcorp	25,927	140	Twin Disc, Inc.	8,148
705	Medis Technologies, Ltd.†(a)	9,165	912	UAP Holding Corp.	28,600
420	Middleby Corp.†	27,107	160	Ultrapetrol Bahamas, Ltd.†	2,658
750	Midwest Air Group, Inc.†	12,338	250	United Industrial Corp.(a)	18,815
80	Miller Industries, Inc.†	1,370	550	United Stationers, Inc.†	30,536
330	Mine Safety Appliances Co.	15,546	83	Universal Truckload Services, Inc.†	1,823
880	Mobile Mini, Inc.†	21,261	580	Valmont Industries, Inc.	49,213
290	Moog, Inc., Class A†	12,743	595	Vicor Corp.	7,211
75	MTC Technologies, Inc.†	1,448	1,503	Wabtec Corp.	56,302
225	Multi-Color Corp.	5,134	1,600	Walter Industries, Inc.	43,040
1,010	Navigant Consulting, Inc.†	12,787	140	Washington Group International, Inc.†	12,293
93	NCI Building Systems, Inc.†	4,019	1,510	Waste Connections, Inc.†(a)	47,958
794	Nordson Corp.	39,867	160	Waste Industries USA, Inc.	4,579
365	Nuco2, Inc.†	9,395	660	Watsco, Inc.	30,644
1,260	Odyssey Marine Exploration, Inc.†	7,799	320	Watson Wyatt Worldwide, Inc., Class
850	Old Dominion Freight Line, Inc.†	20,374		A	14,381
223	On Assignment, Inc.†	2,083	105	Williams Scotsman International, Inc.†	2,910
1,545	Orbital Sciences Corp.†	34,361	930	Woodward Governor Co.	58,032
335	Pacer International, Inc.	6,382	280	Xerium Technologies, Inc.	1,512
365	PeopleSupport, Inc.†(a)	4,365			8,501,789
630	Perini Corp.†	35,236
90	PGT, Inc.†	714	Information Technology — 32.4%
415	Pike Electric Corp.†	7,785	875	Acacia Research-Acacia Technologies†	12,845
560	Pinnacle Airlines Corp.†	8,971	1,142	ACI Worldwide, Inc.†(a)	25,524
170	Polypore International, Inc.†	2,390	675	Acme Packet, Inc.†	10,409
170	Powell Industries, Inc.†	6,441	1,860	Actuate Corp.†	11,997
160	Protection One, Inc.†(a)	2,147	932	Adtran, Inc.	21,464
490	Raven Industries, Inc.	19,624	1,170	Advanced Analogic Technologies,
653	RBC Bearings, Inc.†	25,043		Inc.†	12,449
			1,095	Advanced Energy Industries, Inc.†	16,535

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Information Technology (continued)			Information Technology (continued)
535	Advent Software, Inc.†	$25,129	110	Data Domain, Inc.†	$3,404
140	Airvana, Inc.†	847	28,000	DealerTrack Holdings, Inc.†	1,172,640
2,050	AMIS Holdings, Inc.†	19,906	330	Dice Holdings, Inc.†	3,392
3,218	Amkor Technology, Inc.†(a)	37,071	105	Digi International, Inc.†	1,495
1,810	Anadigics, Inc.†(a)	32,725	1,272	Digital River, Inc.†	56,922
25	Anaren, Inc.†	352	915	Diodes, Inc.†	29,372
790	Anixter International, Inc.†(a)	65,136	380	Ditech Networks, Inc.†	2,003
520	Ansoft Corp.†	17,150	710	DivX, Inc.†	10,558
2,388	Ansys, Inc.†	81,598	29,293	Double-Take Software, Inc.†	559,789
3,325	Applied Micro Circuits Corp.†	10,507	45	DSP Group, Inc.†	712
3,120	Arris Group, Inc.†(a)	38,532	9,956	DTS, Inc.†	302,364
3,932	Art Technology Group, Inc.†	11,875	600	Dycom Industries, Inc.†	18,378
12,900	Aruba Networks, Inc.†(a)	258,000	350	Eagle Test Systems, Inc.†	4,487
2,710	Aspen Technology, Inc.†	38,807	920	Echelon Corp.†(a)	23,009
1,360	Asyst Technologies, Inc.†	7,194	235	EMS Technologies, Inc.†	5,765
8,103	Atheros Communications, Inc.†	242,847	1,555	Emulex Corp.†	29,809
916	ATMI, Inc.†	27,251	100	EnerNOC, Inc.†	3,818
150	AuthenTec, Inc.†	1,500	495	Entegris, Inc.†	4,297
42,065	Authorize.Net Holdings, Inc.†	741,606	1,785	Epicor Software Corp.†	24,579
5,984	Avanex Corp.†(a)	9,814	800	EPIQ Systems, Inc.†	15,056
350	Bankrate, Inc.†(a)	16,142	7,455	Equinix, Inc.†(a)	661,184
430	Benchmark Electronics, Inc.†	10,264	1,413	Euronet Worldwide, Inc.†	42,065
370	BigBand Networks, Inc.†	2,368	665	Exar Corp.†	8,685
1,142	Blackbaud, Inc.	28,824	70	Excel Technology, Inc.†	1,746
8,210	Blackboard, Inc.†	376,346	20,337	ExlService Holdings, Inc.†(a)	432,364
120	BladeLogic, Inc.†	3,077	200	Extreme Networks†	768
427	Blue Coat Systems, Inc.†(a)	33,631	980	FalconStor Software, Inc.†	11,809
1,400	Brightpoint, Inc.†	21,014	510	FARO Technologies, Inc.†	22,516
205	Brooks Automation, Inc.†	2,919	1,204	FEI Co.†(a)	37,842
594	Cabot Microelectronics Corp.†	25,394	8,245	Finisar Corp.†(a)	23,086
80	CACI International, Inc., Class A†	4,087	2,045	Flir Systems, Inc.†(a)	113,273
196	Cass Information Systems, Inc.	7,011	1,473	Formfactor, Inc.†	65,357
140	Cavium Networks, Inc.†	4,550	440	Forrester Research, Inc.†	10,371
1,521	C-COR, Inc.†	17,476	3,900	Foundry Networks, Inc.†	69,303
1,004	Chordiant Software, Inc.†	13,915	2,128	Gartner, Inc.†	52,051
1,517	Cirrus Logic, Inc.†	9,709	265	Genesis Microchip, Inc.†	2,078
4,652	CNET Networks, Inc.†(a)	34,657	290	Gevity HR, Inc.	2,973
1,340	Cogent, Inc.†	21,011	1,285	Global Cash Access Holdings, Inc.†	13,608
1,075	Cognex Corp	19,092	14,600	Globecomm Systems, Inc.†	193,596
320	Coherent, Inc.†	10,266	220	Glu Mobile, Inc.†	1,995
320	Cohu, Inc.	6,000	660	Greenfield Online, Inc.†	10,065
25,735	Commvault Systems, Inc.†	476,612	99	Guidance Software, Inc.†	1,254
130	comScore, Inc.†	3,510	2,440	Harmonic, Inc.†	25,888
31,865	Comtech Group, Inc.†(a)	580,262	777	Harris Stratex Networks, Inc., Class A†	13,574
713	Comtech Telecommunications Corp.†	38,138	505	Heartland Payment Systems, Inc.(a)	12,978
130	Comverge, Inc.†	4,272	508	Hittite Microwave Corp.†	22,428
1,165	Concur Technologies, Inc.†	36,721	200	Hughes Communications, Inc.†	10,370
3,996	Conexant Systems, Inc.†	4,795	940	Hypercom Corp.†	4,249
215	CPI International, Inc.†	4,087	1,020	Ibasis, Inc.†	10,965
520	Cray, Inc.†	3,744	670	iGate Corp.†	5,742
560	CSG Systems International, Inc.†	11,900	380	Imergent, Inc.(a)	8,523
965	Cybersource Corp.†	11,281	300	Infinera Corp.†	6,045
756	Cymer, Inc.†	29,023	2,695	Informatica Corp.†	42,312
974	Daktronics, Inc.	26,512	397	Information Services Group, Inc.†	3,037

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Information Technology (continued)			Information Technology (continued)
515	Infospace, Inc.	$9,043	375	Ness Technologies, Inc.†	$4,095
330	infoUSA, Inc.	3,066	1,286	Net 1 UEPS Technologies, Inc.†	34,941
244	Integral Systems, Inc.	5,244	210	Netezza Corp.†	2,627
400	Interactive Intelligence, Inc.†	7,600	1,067	Netgear, Inc.†	32,458
1,439	InterDigital, Inc.†(a)	29,902	15,489	Netlogic Microsystems, Inc.†(a)	559,307
1,866	Intermec, Inc.†(a)	48,740	810	Network Equipment Technologies,
1,502	Internap Network Services Corp.†	21,283		Inc.†	11,745
1,193	InterVoice, Inc.†	11,202	1,202	NIC, Inc.	8,342
1,085	Interwoven, Inc.†	15,440	9,776	Novatel Wireless, Inc.†	221,427
650	Intevac, Inc.†	9,880	35,020	Nuance Communications, Inc.†(a)	676,237
813	Ipass, Inc.†	3,415	20,320	Omniture, Inc.†(a)	616,102
310	IPG Photonics Corp.†	6,095	450	Omnivision Technologies, Inc.†(a)	10,229
262	Isilon Systems, Inc.†	2,017	7,472	ON Semiconductor Corp.†	93,848
7,859	Itron, Inc.†	731,438	3,475	On2 Technologies, Inc.†(a)	4,031
940	Ixia†	8,197	42,450	Online Resources Corp.†	536,568
460	IXYS Corp.†	4,798	1,800	OpenTV Corp., Class A†	2,664
1,520	j2 Global Communications, Inc.†	49,750	290	Oplink Communications, Inc.†	3,961
2,420	Jack Henry & Associates, Inc.	62,581	24,309	OpNext, Inc.†	281,985
240	JDA Software Group, Inc.†	4,958	120	Optium Corp.†	1,246
845	Knot, Inc. (The)†	17,965	47,557	Orbcomm, Inc.†(a)	358,104
1,510	Kulicke & Soffa Industries, Inc.†	12,805	215	OSI Systems, Inc.†	4,840
976	L-1 Identity Solutions, Inc.†(a)	18,398	925	Packeteer, Inc.†	7,030
390	Limelight Networks, Inc.†	3,424	1,615	Parametric Technology Corp.†	28,133
1,583	Lionbridge Technologies, Inc.†	6,316	60	PC Connection, Inc.†	750
325	Liquidity Services, Inc.†	3,572	355	PDF Solutions, Inc.†	3,507
210	Littelfuse, Inc.†	7,495	40	Pegasystems, Inc.	476
1,130	LivePerson, Inc.†	6,961	25,990	Perficient, Inc.†	568,401
575	LoJack Corp.†	10,902	235	Pericom Semiconductor Corp.†	2,754
835	LoopNet, Inc.†	17,151	865	Plexus Corp.†	23,701
1,910	LTX Corp.†	6,819	880	PLX Technology, Inc.†	9,504
1,630	Macrovision Corp.†	40,147	6,105	PMC - Sierra, Inc.†	51,221
21,995	Magma Design Automation, Inc.†	309,469	2,822	Polycom, Inc.†	75,799
679	Manhattan Associates, Inc.†	18,611	1,260	Progress Software Corp.†	38,178
103	Mantech International Corp., Class A†	3,706	160	PROS Holdings, Inc.†	1,931
665	Marchex, Inc., Class B(a)	6,324	300	QAD, Inc.	2,598
1,090	MasTec, Inc.†	15,336	530	Quality Systems, Inc.(a)	19,414
1,384	Mattson Technology, Inc.†	11,972	1,845	Quest Software, Inc.†	31,660
60	MAXIMUS, Inc.	2,615	80	Rackable Systems, Inc.†	1,038
175	Measurement Specialties, Inc.†	4,883	805	Radiant Systems, Inc.†	12,743
1,680	Mentor Graphics Corp.†	25,368	125	Radisys Corp.†	1,556
350	Mercadolibre, Inc.†	12,820	7,388	RADVision, Ltd.†	129,733
1,710	Micrel, Inc.	18,468	260	Renaissance Learning, Inc.(a)	3,143
1,247	Micros Systems, Inc.†	81,142	2,805	RF Micro Devices, Inc.†(a)	18,878
2,347	Microsemi Corp.†	65,434	555	RightNow Technologies, Inc.†	8,930
254	MicroStrategy, Inc., Class A†	20,152	255	Rimage Corp.†	5,722
1,650	Microtune, Inc.†	9,933	9,990	Riverbed Technology, Inc.†	403,496
710	Midway Games, Inc.†(a)	3,096	435	Rofin-Sinar Technologies, Inc.†	30,541
1,327	MIPS Technologies, Inc.†(a)	10,483	455	Rudolph Technologies, Inc.†	6,293
85	MKS Instruments, Inc.†	1,617	2,506	Sapient Corp.†	16,815
735	Monolithic Power Systems, Inc.†	18,669	591	SAVVIS, Inc.†	22,919
230	Monotype Imaging Holdings, Inc.†	2,893	710	Scansource, Inc.†	19,958
305	MPS Group, Inc.†	3,401	370	Seachange International, Inc.†	2,560
340	MTS Systems Corp.	14,144	100	Secure Computing Corp.†	973
115	Multi-Fineline Electronix, Inc.†	1,705

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Information Technology (continued)			Information Technology (continued)
120	Semitool, Inc.†	$1,164	570	United Online, Inc.	$8,556
1,565	Semtech Corp.†	32,051	525	Universal Display Corp.†(a)	9,303
160	ShoreTel, Inc.†	2,291	1,500	UTStarcom, Inc.†(a)	5,490
754	Sigma Designs, Inc.†	36,373	3,069	Valueclick, Inc.†	68,930
10	Silicon Graphics, Inc.†	198	805	Vasco Data Security International,
2,450	Silicon Image, Inc.†	12,618		Inc.†	28,425
1,210	Sirenza Microdevices, Inc.†	20,921	125	Veeco Instruments, Inc.†(a)	2,423
1,625	SiRF Technology Holdings, Inc.†	34,694	270	Veraz Networks, Inc.†	1,895
660	Skyworks Solutions, Inc.†	5,966	11,480	VeriFone Holdings, Inc.†(a)	508,908
1,540	Smart Modular Technologies WWH,		745	Viasat, Inc.†	22,968
	Inc.†	11,011	475	Vignette Corp.†	9,533
904	Smith Micro Software, Inc.†(a)	14,518	90	Virtusa Corp.†	1,350
847	Sohu.com, Inc.†(a)	31,940	10,800	VistaPrint, Ltd.†(a)	403,596
560	Solera Holdings, Inc.†	10,074	625	Visual Sciences, Inc.†	9,025
175	Sonic Solutions, Inc.†	1,832	8,477	Vocus, Inc.†	247,867
510	SonicWALL, Inc.†	4,452	655	Volterra Semiconductor Corp.†	8,043
7,777	Sonus Networks, Inc.†	47,440	1,385	Websense, Inc.†	27,326
200	Sourcefire, Inc.†(a)	1,816	2,293	Wind River Systems, Inc.†	26,989
2,080	SourceForge, Inc.†	5,096	1,134	Wright Express Corp.†	41,380
564	SPSS, Inc.†	23,203	230	X-Rite, Inc.†	3,321
730	SRA International, Inc., Class A†	20,498	495	Zoran Corp.†	9,999

26,384	SRS Labs, Inc.†	193,395			19,482,040

240	Standard Microsystems Corp.†	9,221
220	Starent Networks Corp.†	4,644	Materials — 1.3%
320	STEC, Inc.†	2,442	172	AEP Industries, Inc.†	7,282
635	Stratasys, Inc.†	17,501	240	AMCOL International Corp.	7,942
280	Super Micro Computer, Inc.†	2,733	555	American Vanguard Corp.	10,834
350	Supertex, Inc.†	13,958	1,800	Apex Silver Mines, Ltd.†	35,010
18,746	Switch & Data Facilities Co., Inc.†	305,373	170	Aptargroup, Inc.	6,438
290	Sybase, Inc.†	6,708	552	Balchem Corp.	11,266
2,160	Sycamore Networks, Inc.†	8,791	630	Brush Engineered Materials, Inc.†	32,691
1,005	SYKES Enterprises, Inc.†	16,693	155	Castle (A.M.) & Co.	5,053
710	Symmetricom, Inc.†	3,337	490	Century Aluminum Co.†	25,798
795	Synaptics, Inc.†	37,969	170	CF Industries Holdings, Inc.	12,905
570	Synchronoss Technologies, Inc.†	23,974	4,439	Coeur d’Alene Mines Corp.†(a)	16,824
8,506	Syntel, Inc.	353,679	325	Deltic Timber Corp.	18,499
1,980	Take-Two Interactive Software,		560	Flotek Industries, Inc.†(a)	24,724
	Inc.†(a)	33,818	2,113	Graphic Packaging Corp.†	9,551
14,434	Taleo Corp., Class A†	366,768	1,030	Greif, Inc., Class A	62,500
470	Technitrol, Inc.	12,666	360	Haynes International, Inc.†	30,733
160	TechTarget, Inc.†	2,704	3,704	Hecla Mining Co.†	33,151
460	Techwell, Inc.†	4,885	1,695	Hercules, Inc.	35,629
1,556	Terremark Worldwide, Inc.†	11,157	90	Horsehead Holding Corp.†	2,018
17,186	Tessera Technologies, Inc.†	644,475	1,490	Idaho General Mines, Inc.†(a)	9,894
630	TheStreet.Com, Inc.	7,629	310	Innophos Holdings, Inc.	4,724
14,520	THQ, Inc.†	362,710	470	Kaiser Aluminum Corp.	33,168
230	Travelzoo, Inc.†	5,278	300	Koppers Holdings, Inc.	11,583
1,759	Trident Microsystems, Inc.†	27,951	70	Kronos Worldwide, Inc.	1,322
152	TTM Technologies, Inc.†	1,759	670	Landec Corp.†	10,358
1,195	Tyler Technologies, Inc.†	15,953	475	LSB Industries, Inc.†	11,234
12,990	Ultimate Software Group, Inc.†	453,351	60	Metal Management, Inc.	3,252
60	Ultra Clean Holdings†	882	865	Myers Industries, Inc.	17,144
375	Ultratech, Inc.†	5,198	310	Neenah Paper, Inc.	10,258
300	Unica Corp.†	3,369	105	NewMarket Corp.	5,185
			270	Royal Gold, Inc.	8,842

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Materials (continued)			Utilities — 0.2%
711	RTI International Metals, Inc.†	$56,354	360	Cadiz, Inc.†(a)	$6,804
880	Shengda Tech, Inc.†(a)	5,306	440	Consolidated Water Co., Inc.	13,209
410	Silgan Holdings, Inc.	22,037	60	EnergySouth, Inc.	3,025
75	Stillwater Mining Co.†	772	1,313	ITC Holdings Corp.	65,059
555	Symyx Technologies, Inc.†	4,823	422	Ormat Technologies, Inc.	19,556
2,860	Terra Industries, Inc.†	89,404	30	SJW Corp.	1,024

350	Texas Industries, Inc.	27,475			108,677

390	U.S. Concrete, Inc.†	2,570	Total Common Stock (Cost $50,704,051)		58,773,210

110	Universal Stainless & Alloy Products,
	Inc.†	4,377	EXCHANGE TRADED FUNDS — 2.2%
1,585	US Gold Corp.†	9,938	15,530	iShares Russell 2000 Growth Index
210	Valhi, Inc.	4,988		Fund
825	W.R. Grace & Co.†(a)	22,159		(Cost $1,332,009)	1,330,610

773	Zoltek Cos., Inc.†	33,726

		799,741	MONEY MARKET FUND — 21.6%

			12,927,568	PNC Institutional Money Market Trust
Telecommunication Services — 2.3%				5.40%(b)	12,927,568
7,353	Cbeyond, Inc.†	299,929	39,573	TCW Money Market Fund	39,573

730	Centennial Communications Corp.†	7,388
1,540	Cogent Communications Group, Inc.†	35,944	Total Money Market Fund
340	Consolidated Communications		(Cost $12,967,141)		12,967,141

	Holdings, Inc.	6,667
4,498	Dobson Communications Corp., Class
	A†	57,529	WARRANTS — 0.0%
125	Fairpoint Communications, Inc.(a)	2,357	125	Pegasus Wireless Corp., expires
215	General Communication, Inc., Class			12/18/08
	A†	2,610		(Cost $0)	13

310	Global Crossing, Ltd.†	6,535	Total Investments — 121.6%
590	Globalstar, Inc.†(a)	4,325	(Cost $65,003,201)		73,070,974
210	Golden Telecom, Inc.	16,903	Other Assets & Liabilities, Net — (21.6)%		(12,960,867)

40	Hungarian Telephone & Cable†	786	NET ASSETS — 100.0%		$60,110,107

1,340	ICO Global Communications Holdings
	Ltd†	4,663
136	InPhonic, Inc.†(a)	374
390	iPCS, Inc.	13,472	ADR - American Depository Receipt.
405	North Pittsburgh Systems, Inc	9,623	† Non-income producing security.
855	NTELOS Holdings Corp.	25,188	(a) All or a portion of this security is on loan.
970	PAETEC Holding Corp.†	12,096	(b) Investment purchased with proceeds from collateral received
215	Premiere Global Services, Inc.†	2,720	from securities on loan.
160	Rural Cellular Corp., Class A†	6,960
60	Shenandoah Telecom Co.	1,306
36,957	Time Warner Telecom, Inc., Class A†	811,945
934	Vonage Holdings Corp.†(a)	962

		1,330,222

See Notes to Schedules of Investments.

Shares		Value(a)	Shares		Value(a)

COMMON STOCK — 96.6%

			Belgium (continued)
Australia — 6.1%			500	UCB SA	$29,530

2,340	AGL Energy, Ltd.	$32,873			675,438

6,880	Alumina, Ltd.	43,417	Bermuda — 0.1%
7,020	AMP, Ltd.	65,506	4,600	Esprit Holdings, Ltd.	72,530

2,580	Asciano Group†	20,465
9,076	Australia & New Zealand Banking
	Group, Ltd.	238,662	Denmark — 0.9%
52	BBI EPS, Ltd. - Preferred	42	7	A P Moller - Maersk A/S, Class B	96,171
14,801	BHP Billiton, Ltd.	581,776	3,169	Danske Bank A/S	129,053
4,640	BlueScope Steel, Ltd.	44,142	1,600	DSV A/S	37,740
6,890	Brambles, Ltd.	90,015	550	Jyske Bank A/S†	42,900
5,310	Coles Group, Ltd.	72,400	850	Novo-Nordisk A/S, Class B	102,836
6,063	Commonwealth Bank of Australia	302,675	325	Novozymes A/S, Class B	40,982
700	CSL, Ltd.	67,008	850	Vestas Wind Systems A/S†	67,184

10,920	Foster’s Group, Ltd.	63,218			516,866

10,270	Goodman Group	62,765	Finland — 1.6%
12,600	GPT Group	57,236	2,070	Fortum Oyj	75,929
12,270	Insurance Australia Group, Ltd.	57,049	16,815	Nokia Oyj	636,185
1,228	Macquarie Bank, Ltd.	91,372	2,260	Sampo Oyj, Class A	68,936
14,570	Macquarie Infrastructure Group	40,619	3,350	Stora Enso Oyj, Class R	65,201
7,709	National Australia Bank, Ltd.	270,981	2,610	UPM-Kymmene Oyj	63,073

2,280	Orica, Ltd.	60,666			909,324

4,660	Origin Energy, Ltd.	42,747	France — 9.9%
3,310	QBE Insurance Group, Ltd.	98,970	870	Accor SA	77,168
1,420	Rio Tinto, Ltd.	137,107	1,270	Air Liquide	169,805
6,890	Stockland	54,895	9,480	Alcatel-Lucent	97,425
1,600	Suncorp-Metway, Ltd.	28,767	420	Alstom	85,392
3,550	TABCORP Holdings, Ltd.	47,812	6,240	AXA SA	278,317
16,700	Telstra Corp., Ltd.	64,494	3,441	BNP Paribas	376,073
2,750	Toll Holdings, Ltd.	31,901	950	Bouygues	81,855
5,802	Transurban Group	37,503	690	Cap Gemini SA	42,478
2,030	Wesfarmers, Ltd.	75,893	2,370	Carrefour SA	166,010
8,255	Westfield Group	158,578	1,460	Cie de Saint-Gobain	152,029
9,820	Westpac Banking Corp.	247,764	940	Cie Generale d’Optique Essilor
2,170	Woodside Petroleum, Ltd.	97,087		International SA	58,948
5,727	Woolworths, Ltd.	150,683	280	CNP Assurances	35,796

		3,537,088	700	Compagnie Generale des

Austria — 0.4%				Etablissements Michelin, Class B	94,089
1,470	Erste Bank der Oesterreichischen		2,910	Credit Agricole SA	112,144
	Sparkassen AG	111,944	6,370	France Telecom SA	213,346
3,900	Meinl European Land, Ltd.†	55,772	1,090	Gaz de France SA	56,598
760	OMV AG	50,704	1,950	Groupe Danone	153,470
1,790	Telekom Austria AG	46,878	850	Lafarge SA	131,559

		265,298	830	Lagardere SCA	70,600

			1,090	L’Oreal SA	142,974
Belgium — 1.2%			1,509	LVMH Moet Hennessy Louis Vuitton
980	Belgacom SA	45,441		SA	180,755
200	Cofinimmo	35,362	240	Neopost SA	33,867
2,390	Dexia SA	72,315	440	Pernod-Ricard SA	96,007
5,777	Fortis	169,984	670	Peugeot SA	55,291
541	Groupe Bruxelles Lambert SA	65,622	400	PPR	75,201
990	InBev NV	89,954	1,320	Publicis Groupe	54,243
900	KBC Groep NV	123,722	780	Renault SA	112,890
300	Solvay SA	43,508	4,239	Sanofi-Aventis	359,361

See Notes to Schedules of Investments.

Shares		Value(a)	Shares		Value(a)

France (continued)			Greece (continued)
980	Schneider Electric SA	$123,702	1,400	OPAP SA	$54,313

1,656	Societe Generale	277,526			411,520

630	Sodexho Alliance SA	43,572
4,601	Suez SA	270,923	Hong Kong — 1.5%
610	Technip SA	54,530	8,700	Bank of East Asia, Ltd.	48,772
8,991	Total SA	727,467	17,000	BOC Hong Kong Holdings, Ltd.	42,841
333	Unibail-Rodamco^	85,613	6,200	Cheung Kong Holdings, Ltd.	101,708
104	Unibail-Rodamco^†	26,757	5,500	CLP Holdings, Ltd.	37,967
362	Vallourec	104,280	4,000	Hang Seng Bank, Ltd.	70,970
1,462	Veolia Environnement	125,711	17,900	Hong Kong & China Gas Co.	41,643
1,770	Vinci SA	138,148	6,000	Hong Kong Exchanges & Clearing,
4,831	Vivendi SA	203,746		Ltd.	183,103

		5,745,666	7,000	HongKong Electric Holdings	36,354

Germany — 8.6%			12,000	Hutchison Whampoa, Ltd.	128,234
950	Adidas AG	62,332	7,000	Sun Hung Kai Properties, Ltd.	116,964
1,897	Allianz SE	442,938	4,500	Swire Pacific, Ltd., Class A	54,514

430	Altana AG	10,366			863,070

2,378	BASF AG	328,204	Ireland — 0.7%
3,214	Bayer AG	255,455	3,500	Allied Irish Banks PLC	84,720
2,550	Commerzbank AG	103,150	5,140	Bank of Ireland	95,166
830	Continental AG	114,729	3,236	CRH PLC	128,278
4,077	DaimlerChrysler AG	410,658	1,760	Depfa Bank PLC	36,436
2,337	Deutsche Bank AG	300,932	1,770	Elan Corp. PLC†	37,231

850	Deutsche Boerse AG	115,672			381,831

4,841	Deutsche Post AG	140,855
11,510	Deutsche Telekom AG	226,094	Italy — 3.8%
2,646	E.ON AG	489,368	4,310	Assicurazioni Generali SpA	189,866
700	Fresenius Medical Care AG & Co.		1,690	Atlantia SpA	57,035
	KGaA	37,208	5,930	Banca Monte dei Paschi di Siena SpA	36,327
1,050	Henkel KGaA	54,002	3,430	Banco Popolare Scarl†	76,794
620	Hypo Real Estate Holding AG	35,276	6,790	Capitalia SpA	64,827
3,990	Infineon Technologies AG†	68,639	18,200	Enel SpA	205,723
660	Linde AG	81,846	11,806	ENI SpA^	435,938
550	MAN AG	80,084	3,110	Fiat SpA	94,055
306	Merck KGaA	36,926	2,090	Finmeccanica SpA	60,883
810	Metro AG	73,062	30,284	Intesa Sanpaulo SpA^	233,705
1,031	Muenchener Rueckversicherungs AG	198,029	5,080	Intesa Sanpaulo SpA, RNC^	37,178
37	Porsche AG	78,550	4,510	Mediaset SpA	46,493
2,040	RWE AG	256,469	2,810	Mediobanca SpA	61,367
3,580	SAP AG	209,613	6,840	Snam Rete Gas SpA	42,578
3,460	Siemens AG	475,408	45,310	Telecom Italia SpA^	137,514
1,720	ThyssenKrupp AG	109,383	31,820	Telecom Italia SpA, RNC^	76,698
710	Volkswagen AG^	160,419	32,957	UniCredito Italiano SpA	281,756
460	Volkswagen AG^	63,277	2,732	Unione Di Banche Italiane Scpa	73,316

		5,018,944			2,212,053

Greece — 0.7%			Japan — 20.1%
2,270	Alpha Bank AE	78,899	350	Acom Co., Ltd.	7,767
1,710	EFG Eurobank Ergasias SA	59,966	1,000	Advantest Corp.	31,080
1,880	Hellenic Telecommunications		3,200	Aeon Co., Ltd.	45,085
	Organization SA	69,590	450	Aiful Corp.	7,033
2,342	National Bank of Greece SA	148,752	1,200	Aisin Seiki Co., Ltd.	47,968
			4,000	Ajinomoto Co., Inc.	49,997
			4,000	Amada Co., Ltd.	44,681

See Notes to Schedules of Investments.

Shares		Value(a)	Shares		Value(a)

Japan (continued)			Japan (continued)
2,300	Asahi Breweries, Ltd.	$35,004	2,800	Kuraray Co., Ltd.	$35,382
4,000	Asahi Glass Co., Ltd.	53,665	900	Kyocera Corp.	84,098
9,000	Asahi Kasei Corp.	72,489	2,100	Kyushu Electric Power Co, Inc.	55,516
2,200	Astellas Pharma, Inc.	105,228	8,000	Marubeni Corp.	72,882
5,000	Bank of Yokohama, Ltd. (The)	34,373	1,900	Marui Co., Ltd.	20,933
2,900	Bridgestone Corp.	63,858	11,000	Matsushita Electric Industrial Co., Ltd.	205,410
4,700	Canon, Inc.	254,599	3,900	Millea Holdings, Inc.	156,508
8	Central Japan Railway Co.	84,824	4,500	Mitsubishi Chemical Holdings Corp.	39,005
3,000	Chiba Bank, Ltd. (The)	23,077	6,300	Mitsubishi Corp.	198,024
2,700	Chubu Electric Power Co, Inc.	69,783	10,000	Mitsubishi Electric Corp.	124,887
1,300	Chugai Pharmaceutical Co., Ltd.	21,428	7,000	Mitsubishi Estate Co., Ltd.	199,355
900	Credit Saison Co., Ltd.	23,126	5,000	Mitsubishi Gas Chemical Co., Inc.	46,160
4,000	Dai Nippon Printing Co., Ltd.	57,024	13,000	Mitsubishi Heavy Industries, Ltd.	84,445
4,000	Daiichi Sankyo Co., Ltd.	119,915	9,000	Mitsubishi Materials Corp.	55,928
1,700	Daikin Industries, Ltd.	81,548	35	Mitsubishi UFJ Financial Group, Inc.	317,919
300	Daito Trust Construction Co., Ltd.	14,413	7,000	Mitsui & Co., Ltd.	169,881
5,000	Daiwa House Industry Co., Ltd.	64,984	3,000	Mitsui Fudosan Co., Ltd.	82,819
7,000	Daiwa Securities Group, Inc.	66,427	8,000	Mitsui OSK Lines, Ltd.	129,557
2,400	Denso Corp.	90,085	5,000	Mitsui Sumitomo Insurance Co., Ltd.	58,493
14	Dentsu, Inc.	39,673	6,000	Mitsui Trust Holdings, Inc.	46,581
14	East Japan Railway Co.	110,327	41	Mizuho Financial Group, Inc.	232,354
1,200	Eisai Co., Ltd.	56,655	1,300	Murata Manufacturing Co., Ltd.	93,302
800	Electric Power Development Co., Ltd.	31,092	12,000	NEC Corp.	58,042
900	Fanuc, Ltd.	91,569	600	Nidec Corp.	42,073
2,000	FUJIFILM Holdings Corp.	91,932	2,000	Nikon Corp.	68,359
1,000	Fujikura, Ltd.	6,305	400	Nintendo Co., Ltd.	207,068
11,000	Fujitsu, Ltd.	77,417	5,000	Nippon Express Co., Ltd.	24,784
3,000	Fukuoka Financial Group, Inc.	17,497	5,500	Nippon Mining Holdings, Inc.	55,055
200	Hirose Electric Co., Ltd.	24,263	4,000	Nippon Oil Corp.	36,950
18,000	Hitachi, Ltd.	119,467	23,000	Nippon Steel Corp.	164,694
1,200	Hokkaido Electric Power Co.	25,918	20	Nippon Telegraph & Telephone Corp.	93,327
4,000	Hokuhoku Financial Group, Inc.	11,264	5,000	Nippon Yusen KK	48,611
7,100	Honda Motor Co., Ltd.	237,448	9,700	Nissan Motor Co., Ltd.	96,558
1,900	HOYA Corp.	64,621	700	Nitto Denko Corp.	32,477
500	Ibiden Co., Ltd.	42,099	9,200	Nomura Holdings, Inc.	153,114
6	Inpex Holdings, Inc.	61,401	5,000	NSK, Ltd.	43,793
13,000	Itochu Corp.	157,449	9	NTT Data Corp.	40,020
18	Japan Tobacco, Inc.	98,886	65	NTT DoCoMo, Inc.	92,347
2,900	JFE Holdings, Inc.	204,381	7,000	Obayashi Corp.	32,311
3,000	Joyo Bank, Ltd. (The)	16,656	1,000	Olympus Corp.	40,998
1,900	JS Group Corp.	33,009	1,100	Omron Corp.	28,963
2,600	JTEKT Corp.	45,582	400	Oriental Land Co., Ltd.	23,196
8,000	Kajima Corp.	27,399	380	ORIX Corp.	85,949
5,000	Kansai Electric Power Co, Inc. (The)	114,014	9,000	Osaka Gas Co., Ltd.	31,537
2,000	Kao Corp.	59,595	400	Promise Co., Ltd.	9,721
10	KDDI Corp.	73,991	25	Resona Holdings, Inc.	42,707
7,000	Keio Corp.	43,560	2,000	Ricoh Co., Ltd.	42,111
100	Keyence Corp.	22,143	500	Rohm Co., Ltd.	44,090
15,000	Kintetsu Corp.	46,567	1,400	Secom Co., Ltd.	67,213
4,000	Kirin Holdings Co., Ltd.	52,794	1,100	Sega Sammy Holdings, Inc.	14,614
12,000	Kobe Steel, Ltd.	44,565	600	Seiko Epson Corp.	14,842
4,000	Komatsu, Ltd.	133,523	4,000	Sekisui Chemical Co., Ltd.	29,282
2,500	Konica Minolta Holdings, Inc.	42,269	3,000	Sekisui House, Ltd.	37,701
8,000	Kubota Corp.	65,513	3,600	Seven & I Holdings Co., Ltd.	92,663

See Notes to Schedules of Investments.

Shares		Value(a)	Shares		Value(a)

Japan (continued)			Netherlands (continued)
5,000	Sharp Corp.	$90,367	1,490	European Aeronautic Defence and
1,600	Shin-Etsu Chemical Co., Ltd.	110,069		Space Co. NV	$45,772
13,000	Shinsei Bank, Ltd.	40,813	1,100	Heineken NV	72,175
1,000	Shiseido Co., Ltd.	22,161	4,921	ING Groep NV, CVA^	218,228
2,000	Shizuoka Bank, Ltd. (The)	19,368	3,400	ING Groep NV, CVA^	149,872
8,000	Showa Denko KK	30,189	5,710	Koninklijke Ahold NV†	86,293
300	SMC Corp.	40,974	930	Koninklijke DSM NV	50,194
3,200	Softbank Corp.	58,764	5,240	Koninklijke Philips Electronics NV	236,256
3,000	Sompo Japan Insurance, Inc.	34,252	3,190	Reed Elsevier NV	60,589
4,600	Sony Corp.	221,196	7,640	Royal KPN NV	132,661
8,000	Sumitomo Chemical Co., Ltd.	68,411	800	Royal Numico NV	62,036
5,300	Sumitomo Corp.	102,348	3,570	STMicroelectronics NV	59,966
4,200	Sumitomo Electric Industries, Ltd.	66,782	2,600	TNT NV	108,931
4,000	Sumitomo Heavy Industries, Ltd.	51,477	7,290	Unilever NV, CVA	224,855
15,000	Sumitomo Metal Industries, Ltd.	86,841	1,560	Wolters Kluwer NV	46,313

3,000	Sumitomo Metal Mining Co., Ltd.	72,238			2,237,328

25	Sumitomo Mitsui Financial Group, Inc.	193,754
2,000	Sumitomo Realty & Development Co.,		New Zealand — 0.1%
	Ltd.	69,976	13,742	Telecom Corp. of New Zealand, Ltd.	46,382

6,000	Sumitomo Trust & Banking Co., Ltd.		Norway — 0.9%
	(The)	45,214	4,200	DnB NOR ASA	64,388
700	T&D Holdings, Inc.	42,852	3,300	Norsk Hydro ASA	143,364
4,000	Takashimaya Co., Ltd.	44,271	4,850	Orkla ASA	86,723
3,100	Takeda Pharmaceutical Co., Ltd.	217,641	4,400	Statoil ASA	149,853
550	Takefuji Corp.	10,896	4,000	Telenor ASA†	80,063

500	TDK Corp.	43,825			524,391

7,000	Teijin, Ltd.	34,064
800	Terumo Corp.	40,273	Portugal — 0.3%
5,000	Tobu Railway Co., Ltd.	23,446	8,830	Banco Comercial Portugues SA	36,610
2,400	Tohoku Electric Power Co, Inc.	51,225	2,620	Brisa-Auto Estradas de Portugal SA	34,372
5,100	Tokyo Electric Power Co, Inc. (The)	128,536	9,950	Energias de Portugal SA	58,142
900	Tokyo Electron, Ltd.	56,782	3,170	Portugal Telecom SGPS SA	44,449

9,000	Tokyo Gas Co., Ltd.	41,790			173,573

7,000	Tokyu Corp.	45,626
5,000	Toppan Printing Co., Ltd.	51,352	Singapore — 0.6%
6,000	Toray Industries, Inc.	47,438	7,000	DBS Group Holdings, Ltd.	101,338
16,000	Toshiba Corp.	148,706	9,000	Oversea-Chinese Banking Corp.	53,753
1,200	Toyota Industries Corp.	51,492	2,800	Singapore Airlines, Ltd.†	35,813
10,800	Toyota Motor Corp.	632,232	36,200	Singapore Telecommunications, Ltd.	97,651
900	Toyota Tsusho Corp.	23,811	5,000	United Overseas Bank, Ltd.	74,268

10	West Japan Railway Co.	47,664			362,823

83	Yahoo! Japan Corp.	31,358	Spain — 4.0%
390	Yamada Denki Co., Ltd.	38,492	1,280	Abertis Infraestructuras SA	40,029
1,200	Yamaha Motor Co., Ltd.	30,457	1,290	ACS Actividades Cons y Serv	71,046
3,000	Yamato Holdings Co., Ltd.	44,928	1,020	Altadis SA	71,737

		11,719,265	14,976	Banco Bilbao Vizcaya Argentaria SA	350,750

			4,120	Banco Popular Espanol SA	70,738
Luxembourg — 0.5%			26,327	Banco Santander SA	509,524
3,845	ArcelorMittal	302,692	1,880	Cintra Concesiones de Infraestructuras

Netherlands — 3.8%				de Transporte SA	28,605
7,546	ABN AMRO Holding NV	396,248	2,520	Endesa SA	144,039
5,610	Aegon NV	107,330	510	Fomento de Construcciones y
1,250	Akzo Nobel NV	102,952		Contratas SA	41,194
2,310	ASML Holding NV†	76,657	370	Grupo Ferrovial SA	31,280
			3,934	Iberdrola SA^	230,521

See Notes to Schedules of Investments.

Shares		Value(a)	Shares		Value(a)

Spain (continued)			United Kingdom (continued)
427	Iberdrola SA^†	$24,873	9,940	Aviva PLC	$149,550
880	Inditex SA	59,217	13,290	BAE Systems PLC	134,079
3,340	Repsol YPF SA	119,094	27,894	Barclays PLC	339,160
18,683	Telefonica SA	523,341	13,320	BG Group PLC	230,418

		2,315,988	10,924	BHP Billiton PLC	387,974

			3,930	Biffa PLC	17,811
Sweden — 2.6%			78,556	BP PLC	908,699
1,800	Assa Abloy AB, Class B	37,362	6,250	British American Tobacco PLC	224,021
4,200	Atlas Copco AB, Class A	72,678	3,969	British Land Co. PLC	95,079
3,000	Atlas Copco AB, Class B	47,955	4,630	British Sky Broadcasting Group PLC	65,812
1,600	Electrolux AB, Class B	33,856	31,540	BT Group PLC	198,163
2,200	Hennes & Mauritz AB, Class B	139,369	8,730	Cadbury Schweppes PLC	101,260
9,100	Nordea Bank AB	158,454	2,410	Capita Group PLC	35,696
4,400	Sandvik AB	94,405	900	Carnival PLC	42,946
2,000	Scania AB, Class B	48,706	18,935	Centrica PLC	147,309
2,800	Securitas AB, Class B	36,856	9,580	Compass Group PLC	59,197
9,800	Securitas Direct AB, Class B†	28,738	12,582	Diageo PLC	276,005
4,300	Securitas Systems AB, Class B	15,861	7,980	DSG International PLC	22,075
2,400	Skandinaviska Enskilda Banken AB,		3,900	Enterprise Inns PLC	47,318
	Class A	77,928	4,600	Experian Group, Ltd.	48,660
3,200	SKF AB, Class B	67,417	9,480	Friends Provident PLC	33,334
3,300	Svenska Cellulosa AB, Class B	61,542	23,267	GlaxoSmithKline PLC	617,119
2,700	Svenska Handelsbanken, Class A	83,712	1,590	Hammerson PLC	38,093
66,546	Telefonaktiebolaget LM Ericsson, Class		16,184	HBOS PLC	302,513
	B	266,362	10,478	Home Retail Group PLC	79,847
9,000	TeliaSonera AB	81,234	45,275	HSBC Holdings PLC	837,489
2,400	Volvo AB, Class A	41,716	5,300	Imperial Chemical Industries PLC	70,622
5,400	Volvo AB, Class B	94,072	2,840	Imperial Tobacco Group PLC	130,204

		1,488,223	1,319	Intercontinental Hotels Group PLC	26,167

Switzerland — 6.5%			6,160	International Power PLC	56,831
9,341	ABB, Ltd.	244,823	4,180	Invesco PLC	56,525
640	Adecco SA	37,850	22,440	ITV PLC	47,167
2,400	Compagnie Financiere Richemont AG,		1,430	Johnson Matthey PLC	48,693
	Class A	159,017	1,292	Kelda Group PLC	22,769
4,590	Credit Suisse Group	304,441	9,450	Kingfisher PLC	34,575
290	Geberit AG	37,936	4,360	Ladbrokes PLC	38,481
1,050	Holcim, Ltd.	115,884	2,970	Land Securities Group PLC	102,117
1,688	Nestle SA	758,202	28,330	Legal & General Group PLC	77,378
137	Nobel Biocare Holding AG	37,059	24,612	Lloyds TSB Group PLC	272,981
9,697	Novartis AG	533,642	1,150	London Stock Exchange Group PLC	38,630
2,691	Roche Holding AG	487,653	8,700	Man Group PLC	98,374
170	Swatch Group AG	55,733	6,930	Marks & Spencer Group PLC	87,207
1,964	Swiss Reinsurance	174,784	2,585	Mondi PLC	24,570
204	Swisscom AG	77,536	12,554	National Grid PLC	201,260
470	Syngenta AG	101,631	1,240	Next PLC	49,779
349	Synthes, Inc.	39,073	24,040	Old Mutual PLC	78,781
8,667	UBS AG	465,592	4,040	Pearson PLC	62,575
560	Zurich Financial Services AG	167,825	11,859	Prudential PLC	182,153

		3,798,681	1,820	Punch Taverns PLC	36,684

			2,700	Reckitt Benckiser PLC	158,587
United Kingdom — 21.7%			5,630	Reed Elsevier PLC	71,066
2,005	3I Group PLC	40,866	9,440	Rentokil Initial PLC	32,238
5,507	Anglo American PLC	367,432	5,670	Reuters Group PLC	74,684
6,323	AstraZeneca PLC	316,330	3,380	Rexam PLC	38,112

See Notes to Schedules of Investments.

Shares		Value(a)	Shares		Value(a)

United Kingdom (continued)			United Kingdom (continued)
4,459	Rio Tinto PLC	$382,322	5,930	WPP Group PLC	$80,262
7,489	Rolls-Royce Group PLC†	80,000	2,650	Xstrata PLC	174,554
38,227	Royal Bank of Scotland Group PLC	410,176	5,630	Yell Group PLC	49,425

13,900	Royal Dutch Shell PLC, Class A	572,054			12,637,659

11,498	Royal Dutch Shell PLC, Class B	471,597	Total Common Stock (Cost $45,834,971)		56,216,633

3,980	SABMiller PLC	113,340
7,810	Sage Group (The) PLC	39,835	EXCHANGE TRADED FUNDS — 3.1%
6,320	Sainsbury (J) PLC	74,600	United States — 3.1%
4,280	Scottish & Newcastle PLC	53,467	22,000	iShares MSCI EAFE Index Fund
3,650	Scottish & Southern Energy PLC	112,776		(Cost $1,728,198)	1,817,860

1,000	Severn Trent PLC	28,825
3,910	Smith & Nephew PLC	47,823	Total Investments — 99.7%
2,776	Smiths Group PLC	60,677	(Cost $47,563,169)		58,034,493
2,350	Tate & Lyle PLC	19,338	Other Assets & Liabilities, Net — 0.3%		151,308

34,068	Tesco PLC	306,136	NET ASSETS — 100.0%		$58,185,801

2,380	Trinity Mirror PLC	20,103
6,429	Unilever PLC	203,254
2,990	United Utilities PLC	42,796	^ Securities incorporated in the same country but traded on
211,528	Vodafone Group PLC	766,185	different exchanges.
1,325	Whitbread PLC	44,040	† Non-income producing security.
3,320	William Hill PLC	43,671	(a) Fair valued securities - See Note 1.
3,370	Wolseley PLC	56,938

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

COMMON STOCK — 96.5%
			Financials (continued)
Consumer Discretionary — 12.7%			6,100	AMBAC Financial Group, Inc.	$383,751
8,500	Autoliv, Inc.	$507,875	25,000	American International Group, Inc.	1,691,250
6,200	Black & Decker Corp.	516,460	41,700	Bank of America Corp.	2,096,259
3,100	BorgWarner, Inc.	283,743	3,800	BB&T Corp.	153,482
21,800	CBS Corp., Class B	686,700	11,100	Chubb Corp.	595,404
8,800	Centex Corp.	233,816	44,200	Citigroup, Inc.	2,062,814
8,300	Comcast Corp., Class A†(a)	200,694	9,700	Comerica, Inc.	497,416
7,700	Dillard’s, Inc., Class A(a)	168,091	15,300	Fannie Mae	930,393
10,400	Dollar Tree Stores, Inc.†	421,616	14,700	Fifth Third Bancorp	498,036
15,500	Family Dollar Stores, Inc.	411,680	11,900	Freddie Mac	702,219
9,400	Gannett Co., Inc.	410,780	17,900	Genworth Financial, Inc., Class A	550,067
25,600	Gap, Inc. (The)	472,064	700	Goldman Sachs Group, Inc. (The)	151,718
17,600	General Motors Corp.	645,920	6,800	Hartford Financial Services Group,
13,100	Idearc, Inc.	412,257		Inc.	629,340
13,500	Jones Apparel Group, Inc.(a)	285,255	34,200	JPMorgan Chase & Co.	1,567,044
8,900	KB Home	223,034	13,100	KeyCorp	423,523
27,100	Lowe’s Cos., Inc.	759,342	8,000	MBIA, Inc.(a)	488,400
18,100	Macy’s, Inc.	584,992	1,500	Merrill Lynch & Co., Inc.	106,920
17,200	Mattel, Inc.	403,512	12,850	MetLife, Inc.	896,031
22,900	McDonald’s Corp.	1,247,363	8,200	MGIC Investment Corp.(a)	264,942
8,500	Newell Rubbermaid, Inc.	244,970	14,300	Morgan Stanley(a)	900,900
17,600	Office Depot, Inc.†	362,912	15,300	National City Corp.	383,877
16,100	Pulte Homes, Inc.	219,121	20,700	Old Republic International Corp.	387,918
7,000	Sherwin-Williams Co. (The)	459,970	900	PartnerRe, Ltd.	71,091
14,200	Target Corp.	902,694	3,600	Prudential Financial, Inc.	351,288
7,231	Tribune Co.	197,551	8,200	SunTrust Banks, Inc.	620,494
6,300	VF Corp.	508,725	7,800	Torchmark Corp.	486,096

		11,771,137	14,460	Travelers Cos., Inc. (The)	727,916

			25,900	U.S. Bancorp	842,527
Consumer Staples — 11.4%			20,900	UNUM Group	511,423
15,500	Coca-Cola Co. (The)	890,785	17,900	Wachovia Corp.(a)	897,685
10,900	Colgate-Palmolive Co.	777,388	8,300	Waddell & Reed Financial, Inc., Class
24,200	ConAgra Foods, Inc.	632,346		A	224,349
11,800	General Mills, Inc.	684,518	18,500	Washington Mutual, Inc.	653,235
10,200	Kellogg Co.	571,200	11,400	Wells Fargo & Co.	406,068
9,500	Kimberly-Clark Corp.	667,470	7,700	XL Capital, Ltd., Class A	609,840

16,700	Kraft Foods, Inc., Class A	576,317			24,102,462

33,300	Kroger Co. (The)	949,716
19,100	PepsiCo, Inc.	1,399,266	Health Care — 8.4%
31,100	Procter & Gamble Co.	2,187,574	2,300	Abbott Laboratories	123,326
20,600	Safeway, Inc.	682,066	10,600	AmerisourceBergen Corp.	480,498
34,300	Sara Lee Corp.	572,467	2,000	Amgen, Inc.†	113,140

		10,591,113	7,500	Bristol-Myers Squibb Co.	216,150

			6,200	Cardinal Health, Inc.	387,686
Energy — 3.4%			7,450	Covidien, Ltd.†	309,175
4,400	CONSOL Energy, Inc.	205,040	16,300	Eli Lilly & Co.	927,959
9,400	ENSCO International, Inc.	527,340	13,500	Johnson & Johnson	886,950
20,800	Marathon Oil Corp.	1,186,016	10,100	McKesson Corp.	593,779
14,500	Occidental Petroleum Corp.	929,160	29,000	Merck & Co., Inc.	1,499,010
2,600	Schlumberger, Ltd.	273,000	69,400	Pfizer, Inc.	1,695,442

		3,120,556	883	PharMerica Corp.†	13,174

			12,200	Wyeth	543,510

Financials — 25.9%					7,789,799

10,300	ACE, Ltd.	623,871
12,500	Allstate Corp. (The)	714,875

See Notes to Schedules of Investments.

Shares		Value	Shares		Value

Industrials — 8.2%			Materials (continued)
5,800	3M Co.	$542,764	5,700	International Flavors & Fragrances,	$301,302
10,000	Avis Budget Group, Inc.†	228,900		Inc.
10,700	Caterpillar, Inc.	839,201	9,900	Lubrizol Corp.	644,094
7,200	CSX Corp.	307,656	23,300	Owens-Illinois, Inc.†	965,785
7,800	Cummins, Inc.	997,542	6,000	PPG Industries, Inc.	453,300
8,600	Eaton Corp.	851,744	17,200	Smurfit-Stone Container Corp.†	200,896
12,600	Emerson Electric Co.	670,572	8,800	Sonoco Products Co.	265,584

11,600	Ingersoll-Rand Co., Ltd., Class A	631,852			5,154,449

9,100	Norfolk Southern Corp.	472,381
4,800	Paccar, Inc.(a)	409,200	Telecommunication Services — 2.7%
12,000	Pitney Bowes, Inc.	545,040	5,200	American Tower Corp., Class A†(a)	226,408
8,700	SPX Corp.	805,272	42,600	Sprint Nextel Corp	809,400
7,450	Tyco International, Ltd.	330,333	34,000	Verizon Communications, Inc	1,505,520

		7,632,457			2,541,328

Information Technology — 15.5%			Utilities — 2.8%
1,800	Apple, Inc.†	276,372	11,200	Ameren Corp.	588,000
10,700	Arrow Electronics, Inc.†	454,964	9,200	Constellation Energy Group, Inc	789,268
10,700	Avnet, Inc.†	426,502	1,300	Dominion Resources, Inc	109,590
64,500	Cisco Systems, Inc.†	2,135,595	6,400	Entergy Corp	693,056
6,100	Dell, Inc.†	168,360	10,300	Wisconsin Energy Corp	463,809

25,000	Electronic Data Systems Corp.	546,000			2,643,723

6,900	EMC Corp.†	143,520	Total Common Stock (Cost $72,452,728)		89,749,284

600	Google, Inc., Class A†	340,362
26,600	Hewlett-Packard Co.	1,324,414	MONEY MARKET FUND — 4.6%
9,500	Ingram Micro, Inc., Class A†	186,295	4,349,200	PNC Institutional Money Market Trust
46,300	Intel Corp.	1,197,318		5.40%
16,400	International Business Machines Corp.	1,931,920		(Cost $4,349,200)(b)	4,349,200

8,700	Lexmark International, Inc., Class
	A†(a)	361,311	Total Investments — 101.1%
81,500	Microsoft Corp.	2,400,990	(Cost $76,801,928)		94,098,484
25,000	Nokia Oyj ADR	948,250	Other Assets & Liabilities, Net — (1.1)%		(1,053,731)

54,100	Oracle Corp.†	1,171,265	NET ASSETS — 100.0%		$93,044,753

58,900	Sanmina-SCI Corp.†	124,868
7,450	Tyco Electronics, Ltd.	263,954

		14,402,260	ADR - American Depository Receipt.

Materials — 5.5%			† Non-income producing security.
7,000	Ashland, Inc.	421,470	(a) All or a portion of this security is on loan.
9,200	Ball Corp.	494,500	(b) Investment purchased with proceeds from collateral
10,000	Bemis Co., Inc.	291,100	received from securities on loan.
16,700	Crown Holdings, Inc.†	380,092
17,100	Dow Chemical Co. (The)	736,326

See Notes to Schedules of Investments.

	2010 Aggressive Fund			2010 Moderate Fund

Shares		Value	Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 93.0%			INVESTMENTS IN UNDERLYING FUNDS — 95.5%

11,893	Wilshire Variable Insurance Trust		18,531	Wilshire Variable Insurance Trust
	Equity Fund*	$321,577		Equity Fund*	$501,079
9,179	Wilshire Variable Insurance Trust		27,771	Wilshire Variable Insurance Trust
	Income Fund*	116,212		Income Fund*	351,582
7,647	Wilshire Variable Insurance Trust		12,257	Wilshire Variable Insurance Trust
	International Equity Fund*	137,412		International Equity Fund*	220,250
12,503	Wilshire Variable Insurance Trust		53,320	Wilshire Variable Insurance Trust
	Short-Term Investment Fund*	135,911		Short-Term Investment Fund*	579,584
4,304	Wilshire Variable Insurance Trust Small		7,647	Wilshire Variable Insurance Trust Small
	Cap Growth Fund*	71,185		Cap Growth Fund*	126,489

Total Investments in Underlying Funds (Cost			Total Investments in Underlying Funds (Cost
$752,786)		782,297	$1,720,252)		1,778,984

Other Assets & Liabilities, Net — 7.0%		59,061	Other Assets & Liabilities, Net — 4.5%		83,231

NET ASSETS — 100.0%		$841,358	NET ASSETS — 100.0%		$1,862,215

* Affiliated fund.			* Affiliated fund.

	2010 Conservative Fund			2015 Moderate Fund
Shares		Value	Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%			INVESTMENTS IN UNDERLYING FUNDS — 94.1%

6,206	Wilshire Variable Insurance Trust		77,711	Wilshire Variable Insurance Trust
	Equity Fund*	167,818		Equity Fund*	2,101,305
23,688	Wilshire Variable Insurance Trust		111,505	Wilshire Variable Insurance Trust
	Income Fund*	299,884		Income Fund*	1,411,653
5,071	Wilshire Variable Insurance Trust		48,722	Wilshire Variable Insurance Trust
	International Equity Fund*	91,121		International Equity Fund*	875,527
35,219	Wilshire Variable Insurance Trust		141,428	Wilshire Variable Insurance Trust
	Short-Term Investment Fund*	382,833		Short-Term Investment Fund*	1,537,322
1,806	Wilshire Variable Insurance Trust Small		36,032	Wilshire Variable Insurance Trust Small
	Cap Growth Fund*	29,865		Cap Growth Fund*	595,971

Total Investments in Underlying Funds (Cost			Total Investments in Underlying Funds (Cost
$943,154)		971,521	$6,306,081)		6,521,778

Other Assets & Liabilities, Net — 0.1%		1,155	Other Assets & Liabilities, Net — 5.9%		408,132

NET ASSETS — 100.0%		$972,676	NET ASSETS — 100.0%		$6,929,910

* Affiliated fund.			* Affiliated fund.

See Notes to Schedules of Investments.

	2025 Moderate Fund			2045 Moderate Fund

Shares		Value	Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 92.0%			INVESTMENTS IN UNDERLYING FUNDS — 98.7%

71,376	Wilshire Variable Insurance Trust		30,376	Wilshire Variable Insurance Trust
	Equity Fund*	$1,929,999		Equity Fund*	$821,355
66,231	Wilshire Variable Insurance Trust		1,989	Wilshire Variable Insurance Trust
	Income Fund*	838,482		Income Fund*	25,182
34,095	Wilshire Variable Insurance Trust		13,182	Wilshire Variable Insurance Trust
	International Equity Fund*	612,686		International Equity Fund*	236,887
69,739	Wilshire Variable Insurance Trust		9,068	Wilshire Variable Insurance Trust Small
	Short-Term Investment Fund*	758,065		Cap Growth Fund*	149,978

28,153	Wilshire Variable Insurance Trust Small		Total Investments in Underlying Funds (Cost		1,233,402
	Cap Growth Fund*	465,652	$1,186,944)

Total Investments in Underlying Funds (Cost
$4,416,979)		4,604,884	Other Assets & Liabilities, Net — 1.3%		15,938

			NET ASSETS — 100.0%		$1,249,340

Other Assets & Liabilities, Net — 8.0%		401,843

NET ASSETS — 100.0%		$5,006,727	* Affiliated fund.

* Affiliated fund.

	2035 Moderate Fund

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%

48,949	Wilshire Variable Insurance Trust
	Equity Fund*	1,323,583
18,954	Wilshire Variable Insurance Trust
	Income Fund*	239,962
20,487	Wilshire Variable Insurance Trust
	International Equity Fund*	368,159
17,633	Wilshire Variable Insurance Trust
	Short-Term Investment Fund*	191,667
17,545	Wilshire Variable Insurance Trust
	Small Cap Growth Fund*	290,191

Total Investments in Underlying Funds (Cost
$2,320,037)		2,413,562

Other Assets & Liabilities, Net — 0.6%		14,814

NET ASSETS — 100.0%		$2,428,376

* Affiliated fund.

See Notes to Schedules of Investments.

1.	Significant Accounting Policies.

Security Valuation — A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Fund whose securities require a fair valuation determination. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund and Target Maturity Funds are valued at their net asset value as reported by the underlying funds.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Mortgage Dollar Rolls — The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited.

Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors’ exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) — ADR’s typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADR’s.

Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures Contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin.” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At September 30, 2007 the Income Fund had the following open forward currency contracts:

Income Fund
Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)

Short Contracts:
Canadian Dollar	214,469	11/7/2007	$215,720	$(9,962)
Euro Currency	476,623	11/7/2007	680,291	(19,710)
Euro Currency	1,378,915	11/7/2007	1,968,144	(27,884)

Long Contracts:
Canadian Dollar	186,822	11/7/2007	187,911	8,766

Net Unrealized Depreciation				$(48,790)

2.	Tax Information.

No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at September 30, 2007 for each Fund is as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized App/(Dep)
Equity Fund	$488,170,785	$69,632,573	$(13,704,471)	$55,928,102
Balanced Fund	208,185,383	46,062,827	—	46,062,827
Income Fund	169,737,289	1,474,643	(1,425,106)	49,537
Short-Term Investment Fund	4,341,168	1,503	(107)	1,396
Small Cap Growth Fund	65,003,201	10,600,704	(2,532,931)	8,067,773
International Equity Fund	47,563,169	11,016,714	(545,390)	10,471,324
Socially Responsible Fund	76,801,928	19,839,207	(2,542,651)	17,296,556
2010 Aggressive Fund	752,786	29,511	—	29,511
2010 Moderate Fund	1,720,252	58,732	—	58,732
2010 Conservative Fund	943,154	28,367	—	28,367
2015 Moderate Fund	6,306,081	215,697	—	215,697
2025 Moderate Fund	4,416,979	187,905	—	187,905
2035 Moderate Fund	2,320,037	93,525	—	93,525
2045 Moderate Fund	1,186,944	46,458	—	46,458

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31
	2010	2012	2013	2014
Short-Term Investment Fund	—	$586	$1,230	$168
Small Cap Growth Fund	$9,529,407	—	—	—
International Equity Fund	3,823,778	—	—	—

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements on the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date	November 26, 2007

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President (principal financial officer)

Date	November 26, 2007

* Print the name and title of each signing officer under his or her signature.